UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857

Name of Fund: BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 03/31/2024

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable
MARCH 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock
.
com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities (MSCI
Europe, Australasia, Far
East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes underperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped
Index.
What factors influenced performance?
An underweight and security selection in retailers detracted from performance. The Fund was also hurt by security selection in BB rated issues and the healthcare sector. An underweight in CC rated securities was a further detractor, as was an overweight in bank loans.
On the other hand, security selection in B rated issues contributed, as did selection in the information technology and wireless telecommunications sectors. An underweight in the wireless sector also helped results.
The Fund used derivatives, including credit default swaps, index credit default swaps, and index futures, to add or reduce the portfolio’s risk exposure or express credit views.
The use of derivatives contributed to performance in the semi-annual period.
Describe recent portfolio activity.
The Fund’s allocation to investment-grade bonds decreased from about 4% of assets to 2%. The Fund reduced its weighting in BB rated bonds from 34% to 27%, increasing the extent of its underweight in this area. It added to the overweight in B rated issues, moving the allocation from 50% to 55%.
Describe portfolio positioning at period end.
The Fund was underweight in BBs (47% versus 27% for the index), overweight in Bs (55% to 39%) and slightly overweight in CCCs (13% versus 12%). It remained underweight in high yield bonds to fund the allocation to bank loans and the modest weighting in investment-grade corporates. At the sector level, the Fund was overweight in information technology, insurance, and wireline telecommunications, and it was underweight in midstream energy, independent energy, and retailers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 7.07% 6.22% 8.63% 9.89% N/A 0.83% N/A
Investor A ....................................... 6.54 5.56 8.50 9.61 5.23% 0.58 (0.93)%
Class K ........................................ 7.12 6.24 8.66 9.94 N/A 0.88 N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(d)
— — 8.73 11.15 N/A 1.33 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
The Fund commenced operations on July 22, 2021.
(d)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Fund Summary
as of March 31, 2024 (continued)

Fund Summary
BlackRock Sustainable High Yield Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,086.30 $ 3.03 $ 1,000.00 $ 1,022.10 $ 2.93 0.58%
Investor A ................................ 1,000.00 1,085.00 4.38 1,000.00 1,020.80 4.24 0.84
Class K .................................. 1,000.00 1,086.60 2.82 1,000.00 1,022.30 2.73 0.54
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 91.6%
Floating Rate Loan Interests ........................... 7.1
Fixed Rate Loan Interests ............................. 0.5
Common Stocks ................................... 0.4
Preferred Securities ................................. 0.4
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AA/Aa ......................................... 0.5%
BBB/Baa ....................................... 2.1
BB/Ba ......................................... 35.6
B ............................................ 49.8
CCC/ Caa ....................................... 10.0
NR ........................................... 2.0
(a)
Excludes short-term securities.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
Positioning in investment-grade corporate bonds, asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) had the largest positive impact on performance, followed by positioning in high yield bonds and agency mortgage-backed securities (“MBS”). Duration and yield curve positioning was an additional contributor.
(Duration is a measure of interest rate sensitivity.) Positioning in non-agency MBS and U.S. Treasuries contributed to a lesser extent, while positioning in emerging market bonds detracted.
The Fund held derivatives during the reporting period. Specifically, it used futures and interest rate swaps to manage its duration and yield curve positioning. It also used currency forward contracts to manage currency risk. In the aggregate, the Fund’s use of derivatives detracted from performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
Within investment-grade corporates, the investment adviser initially favored the industrials sector, particularly consumer cyclicals. It also took advantage of pockets of opportunity in financials, with a focus on larger, well-capitalized institutions. As spreads tightened, the investment adviser reduced the Fund’s allocations to these areas. While it continued to see strong fundamentals in corporates in the latter half of the period, it sought to reduce risk given that spreads had declined near previous historic lows. The investment adviser also moved up in quality within high yield.
In ABS, the investment adviser favored high-quality, consumer-oriented securities such as autos, credit cards, and private student loans. It also maintained an allocation to collateralized loan obligations, where it saw an attractive risk and return profile. As the period progressed, the investment adviser actively adjusted the portfolio’s positioning in ABS by reducing risk in strong-performing sectors, such as credit cards and consumer loans.
The investment adviser maintained a muted allocation to CMBS in response to fundamental pressures posed by the high-rate environment and the changes in consumer and business behavior brought about by COVID-19.
The investment adviser added to agency MBS in the fourth quarter of 2023 as selling pressure from banks caused valuations to fall to more attractive levels. It continued to add to the category in early 2024, but it subsequently reduced the position as yield spreads tightened. The Fund continued to have a position in U.S. agency callable debt based on the category’s compelling risk-adjusted yields and floating-rate characteristics.
The Fund entered the reporting period with a long duration bias. The investment adviser continued to increase duration as the market weakened, but it took advantage of the
November-December 2023 rally to reduce duration to neutral. It moved to a slightly short duration stance in response to the hawkish tone of the January 2024 meeting of the
Federal Open Market Committee, before shifting back to a long duration as the first quarter progressed.
Describe portfolio positioning at period end.
The Fund’s duration was longer than that of the benchmark. The investment adviser remained cautious with respect to market segments that could face fundamental pressure because of a slowing economy, as well as those subject to unique headwinds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2024 (continued)

Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.50% 3.76% 3.57% 3.97% N/A 0.17% N/A
Investor A ....................................... 4.14 3.39 3.55 3.81 1.47% (0.04) (0.97)%
Class K ........................................ 4.54 3.77 3.70 4.12 N/A 0.25 N/A
ICE BofA 1-3 Year U.S. Corporate & Government Index
(d)
..... — — 3.11 3.56 N/A 0.34 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund normally invests at least 80% of its assets in bonds. The Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”).
(c)
The Fund commenced operations on October 18, 2021.
(d)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,035.70 $ 1.93 $ 1,000.00 $ 1,023.10 $ 1.92 0.38%
Investor A ................................ 1,000.00 1,035.50 3.36 1,000.00 1,021.70 3.34 0.66
Class K .................................. 1,000.00 1,037.00 1.83 1,000.00 1,023.20 1.82 0.36
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 35.2%
U.S. Treasury Obligations ............................. 26.3
Asset-Backed Securities .............................. 17.4
U.S. Government Sponsored Agency Securities .............. 10.7
Non-Agency Mortgage-Backed Securities .................. 6.7
Foreign Agency Obligations ............................ 3.7
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 61.8%
AA/Aa ......................................... 0.8
A ............................................. 15.1
BBB/Baa ....................................... 12.4
BB/Ba ......................................... 3.9
B ............................................ 3.0
CCC/Caa ....................................... 0.0
(d)
NR ........................................... 3.0
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the “Benchmark”) while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, with the exception of its Investor A shares which performed in line.
What factors influenced performance?
The Fund’s duration/yield curve positioning detracted from relative performance during the reporting period. (Duration is a measure of interest rate sensitivity.) Positions in structured products, agency mortgage-backed securities (“MBS”), and high yield bonds contributed positively.
Describe recent portfolio activity.
The bond market staged a significant rally in the final two months of 2023 on expectations for a favorable shift in Fed policy. The rally subsequently stalled in the first quarter of 2024 as investors shifted to the view that sticky inflation and better-than-expected growth would cause the Fed to maintain a restrictive policy for longer than expected.
The investment adviser responded to these shifts by actively adjusting the Fund’s duration and yield curve positioning.
The investment adviser modestly added to U.S. investment-grade corporates in the fourth quarter of 2023 before reducing the position somewhat in the latter half of the reporting period. It continued to prefer utilities and financials over industrials, and it added to the portfolio’s position in European corporates. The Fund maintained an overweight in agency MBS, based on the view that the category can benefit from a decline in market volatility.
The Fund maintained a sizable allocation to securitized assets. The investment adviser favored securities high in issuers’ capital structures, with a preference for industrials, multi-family properties, hotels, higher-quality collateralized loan obligations with structural protections, and select office properties in commercial mortgage-backed securities.
It remained cautious on non-agency residential MBS given declining fundamentals and supply-and-demand headwinds.
The investment adviser added a modest allocation to emerging market bonds, favoring select Latin American countries.
Describe portfolio positioning at period end.
The Fund’s duration was below that of the index. It was overweight in the front end of the yield curve and underweight in intermediate- and longer-term bonds. The Fund was overweight in investment-grade corporates, and it maintained an allocation to high yield on the view that yields remained attractive in a low-default environment. However, the adviser continued to exercise caution with respect to lower-quality debt.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.39% 3.08% 6.15% 1.82% N/A (4.13)% N/A
Investor A ....................................... 3.90 2.55 5.98 1.51 (2.56)% (4.40) (5.98)%
Class K ........................................ 4.42 3.10 6.17 1.85 N/A (4.09) N/A
Bloomberg U.S. Aggregate Bond Index
(d)
................ — — 5.99 1.70 N/A (3.66) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities.
(c)
The Fund commenced operations on October 18, 2021.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Fund Summary
as of March 31, 2024 (continued)

Fund Summary
BlackRock Sustainable Total Return Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,061.50 $ 2.16 $ 1,000.00 $ 1,022.90 $ 2.12 0.42%
Investor A ................................ 1,000.00 1,059.80 3.91 1,000.00 1,021.20 3.84 0.76
Class K .................................. 1,000.00 1,061.70 2.06 1,000.00 1,023.00 2.02 0.40
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 41.1%
Corporate Bonds ................................... 26.0
U.S. Treasury Obligations ............................. 16.7
Asset-Backed Securities .............................. 9.4
Non-Agency Mortgage-Backed Securities .................. 4.0
Foreign Government Obligations ........................ 1.6
Foreign Agency Obligations ............................ 0.7
Municipal Bonds ................................... 0.5
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 62.8%
AA/Aa ......................................... 3.5
A ............................................. 10.9
BBB/Baa ....................................... 16.6
BB/Ba ......................................... 0.1
CCC/ Caa ....................................... 0.2
CC/Ca ......................................... 0.5
NR ........................................... 5.4
(a)
Excludes short-term securities, options purchased, options written, TBA sale commitments and investments sold short.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
2024
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares  are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Containers & Packaging — 0.2%
Crown Holdings, Inc. ................. 912 $ 72,285
Electrical Equipment — 0.1%
Sensata Technologies Holding plc ......... 1,867 68,594
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 1,164 37,853
Total Common Stocks — 0 .4%
(Cost: $ 166,589 ) ................................. 178,732
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.8%
(a)
Bombardier, Inc.
7.88% , 04/15/27 .................. USD 52 52,036
6.00% , 02/15/28 .................. 88 86,564
7.50% , 02/01/29 .................. 31 31,922
8.75% , 11/15/30 .................. 102 108,913
7.25% , 07/01/31 .................. 62 62,126
TransDigm, Inc.
6.38% , 03/01/29 .................. 555 556,728
7.13% , 12/01/31 .................. 173 178,286
6.63% , 03/01/32 .................. 429 433,415
Triumph Group, Inc., 9.00%, 03/15/28 ..... 184 193,979
1,703,969
Automobile Components — 1.5%
Champions Financing, Inc., 8.75%, 02/15/29
(a)
62 64,954
Clarios Global LP
(a)
8.50% , 05/15/27 .................. 393 393,595
6.75% , 05/15/28 .................. 147 149,003
Goodyear Tire & Rubber Co. (The), 5.63%,
04/30/33 ...................... 2 1,826
Phinia, Inc., 6.75%, 04/15/29
(a)
.......... 32 32,309
Tenneco, Inc., 8.00%, 11/17/28
(a)
........ 42 38,322
680,009
Automobiles — 0.1%
Ford Motor Co., 6.10%, 08/19/32 ........ 36 36,479
Banks — 0.5%
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(a) (b) (c)
............... 200 209,050
Broadline Retail — 0.1%
(a)
ANGI Group LLC, 3.88%, 08/15/28 ....... 36 31,248
Match Group Holdings II LLC, 3.63%, 10/01/31 17 14,446
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 25 24,482
70,176
Building Products — 1.0%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 107 107,554
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 43 43,178
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 60 61,635
Standard Industries, Inc.
5.00% , 02/15/27 .................. 8 7,760
4.75% , 01/15/28 .................. 9 8,590
4.38% , 07/15/30 .................. 55 49,420
3.38% , 01/15/31 .................. 56 46,954
Summit Materials LLC, 7.25%, 01/15/31 .... 102 106,017
431,108
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
(a)
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 USD 33 $ 34,162
Aretec Group, Inc., 10.00%, 08/15/30 ..... 25 27,307
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 47 44,656
106,125
Chemicals — 2.0%
Chemours Co. (The)
5.38% , 05/15/27 .................. 23 22,049
5.75% , 11/15/28
(a)
................. 47 43,339
4.63% , 11/15/29
(a)
................. 36 31,034
Element Solutions, Inc., 3.88%, 09/01/28
(a)
.. 281 257,775
HB Fuller Co., 4.00%, 02/15/27 ......... 47 44,868
Herens Holdco SARL, 4.75%, 05/15/28
(a)
... 200 174,543
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)
.. 60 48,495
WR Grace Holdings LLC
(a)
4.88% , 06/15/27 .................. 24 22,809
5.63% , 08/15/29 .................. 235 210,299
7.38% , 03/01/31 .................. 32 32,402
887,613
Commercial Services & Supplies — 3.6%
ADT Security Corp. (The)
(a)
4.13% , 08/01/29 .................. 3 2,748
4.88% , 07/15/32 .................. 53 47,973
Allied Universal Holdco LLC
(a)
6.63% , 07/15/26 .................. 74 73,951
9.75% , 07/15/27 .................. 172 172,517
4.63% , 06/01/28 .................. 200 182,634
7.88% , 02/15/31 .................. 203 205,598
APi Group DE, Inc.
(a)
4.13% , 07/15/29 .................. 19 17,119
4.75% , 10/15/29 .................. 24 22,119
APX Group, Inc.
(a)
6.75% , 02/15/27 .................. 13 13,053
5.75% , 07/15/29 .................. 80 76,920
Aramark Services, Inc., 5.00%, 02/01/28
(a)
... 103 99,413
Covanta Holding Corp.
4.88% , 12/01/29
(a)
................. 20 17,925
5.00% , 09/01/30 .................. 40 35,251
Garda World Security Corp.
(a)
4.63% , 02/15/27 .................. 48 45,993
9.50% , 11/01/27 .................. 29 29,070
7.75% , 02/15/28 .................. 99 101,523
6.00% , 06/01/29 .................. 14 12,531
GFL Environmental, Inc.
(a)
3.75% , 08/01/25 .................. 5 4,870
4.00% , 08/01/28 .................. 37 34,102
3.50% , 09/01/28 .................. 4 3,664
4.75% , 06/15/29 .................. 84 78,997
4.38% , 08/15/29 .................. 16 14,740
6.75% , 01/15/31 .................. 61 62,514
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a)
.. 52 49,170
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(a)
..................... 57 55,836
Stericycle, Inc., 3.88%, 01/15/29
(a)
........ 21 19,035
Williams Scotsman, Inc.
(a)
4.63% , 08/15/28 .................. 38 35,939
7.38% , 10/01/31 .................. 81 84,188
1,599,393
Communications Equipment — 0.5%
(a)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 49 42,615
CommScope, Inc.
6.00% , 03/01/26 .................. 41 37,515
4.75% , 09/01/29 .................. 24 17,280

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viasat, Inc.
5.63% , 09/15/25 .................. USD 39 $ 38,017
5.63% , 04/15/27 .................. 49 46,401
7.50% , 05/30/31 .................. 12 8,695
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 17 14,586
205,109
Construction & Engineering — 0.1%
(a)
Dycom Industries, Inc., 4.50%, 04/15/29 .... 31 28,978
MasTec, Inc., 4.50%, 08/15/28 .......... 10 9,509
Pike Corp., 8.63%, 01/31/31 ........... 20 21,253
59,740
Consumer Finance — 1.0%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(a)
..................... 31 32,261
Navient Corp., 9.38%, 07/25/30 ......... 79 84,513
OneMain Finance Corp.
6.63% , 01/15/28 .................. 20 20,064
9.00% , 01/15/29 .................. 101 107,172
7.88% , 03/15/30 .................. 87 89,747
4.00% , 09/15/30 .................. 107 91,576
SLM Corp., 3.13%, 11/02/26 ........... 41 38,079
463,412
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc.
(a)
4.63% , 01/15/27 .................. 8 7,742
6.50% , 02/15/28 .................. 44 44,467
3.50% , 03/15/29 .................. 49 43,982
4.88% , 02/15/30 .................. 113 107,511
United Natural Foods, Inc., 6.75%, 10/15/28
(a)
51 42,361
US Foods, Inc.
(a)
4.75% , 02/15/29 .................. 47 44,615
4.63% , 06/01/30 .................. 5 4,638
7.25% , 01/15/32 .................. 67 69,729
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 4 3,477
4.80% , 11/18/44 .................. 12 10,094
4.10% , 04/15/50 .................. 20 14,665
393,281
Containers & Packaging — 3.2%
Ardagh Metal Packaging Finance USA LLC
(a)
6.00% , 06/15/27 .................. 200 194,154
4.00% , 09/01/29 .................. 200 161,210
Clydesdale Acquisition Holdings, Inc.
(a)
6.63% , 04/15/29 .................. 91 90,927
8.75% , 04/15/30 .................. 93 91,376
Crown Americas LLC, 4.25%, 09/30/26 .... 68 65,876
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
..................... 27 24,927
Mauser Packaging Solutions Holding Co.
(a)
7.88% , 08/15/26 .................. 516 525,676
9.25% , 04/15/27 .................. 9 8,928
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(a)
..................... 163 166,016
Sealed Air Corp.
(a)
4.00% , 12/01/27 .................. 70 65,611
5.00% , 04/15/29 .................. 8 7,679
7.25% , 02/15/31 .................. 16 16,635
1,419,015
Distributors — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 12 10,787
Resideo Funding, Inc., 4.00%, 09/01/29 .... 8 7,153
Security
Par (000)
Par (000) Value
Distributors (continued)
Ritchie Bros Holdings, Inc., 7.75%, 03/15/31 . USD 59 $ 61,728
79,668
Diversified Consumer Services — 0.7%
(a)
Sotheby's, 5.88%, 06/01/29 ............ 200 168,103
Wand NewCo 3, Inc., 7.63%, 01/30/32 ..... 134 138,586
306,689
Diversified REITs — 0.5%
(a)
HAT Holdings I LLC
3.38% , 06/15/26 .................. 106 99,842
8.00% , 06/15/27 .................. 59 61,519
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 76 69,409
230,770
Diversified Telecommunication Services — 6.4%
CCO Holdings LLC
(a)
5.00% , 02/01/28 .................. 73 67,956
5.38% , 06/01/29 .................. 9 8,239
6.38% , 09/01/29 .................. 168 159,379
4.75% , 03/01/30 .................. 27 23,183
4.25% , 02/01/31 .................. 116 94,731
7.38% , 03/01/31 .................. 155 152,006
4.75% , 02/01/32 .................. 35 28,565
4.25% , 01/15/34 .................. 62 46,801
Frontier Communications Holdings LLC
(a)
5.88% , 10/15/27 .................. 71 68,738
5.00% , 05/01/28 .................. 49 45,482
8.75% , 05/15/30 .................. 224 229,202
8.63% , 03/15/31 .................. 44 44,938
Iliad Holding SASU
(a)
6.50% , 10/15/26 .................. 200 198,127
7.00% , 10/15/28 .................. 294 290,975
Level 3 Financing, Inc.
(a)
10.50% , 04/15/29 ................. 128 130,560
4.88% , 06/15/29 .................. 134 89,445
11.00% , 11/15/29 ................. 102 106,418
10.50% , 05/15/30 ................. 201 205,522
3.88% , 10/15/30 .................. 12 7,080
Lumen Technologies, Inc.
(a)
4.13% , 04/15/29 .................. 25 15,530
4.13% , 04/15/30 .................. 25 15,283
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 36 34,058
6.00% , 09/30/34 .................. 93 85,063
7.20% , 07/18/36 .................. 7 6,833
7.72% , 06/04/38 .................. 2 2,003
Uniti Group LP, 10.50%, 02/15/28
(a)
....... 224 232,227
Windstream Escrow LLC, 7.75%, 08/15/28
(a)
. 15 13,884
Zayo Group Holdings, Inc.
(a)
4.00% , 03/01/27 .................. 433 356,421
6.13% , 03/01/28 .................. 116 81,173
2,839,822
Electric Utilities — 1.7%
(a)
Alexander Funding Trust II, 7.47%, 07/31/28 . 100 105,730
NextEra Energy Operating Partners LP
4.25% , 09/15/24 .................. 233 224,844
7.25% , 01/15/29 .................. 48 49,112
NRG Energy, Inc., 7.00%, 03/15/33 ....... 45 48,018
Pattern Energy Operations LP, 4.50%, 08/15/28 249 232,104
PG&E Corp., 4.25%, 12/01/27
(d)
......... 114 114,513
774,321
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(a)
..... 109 101,418

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc.
(a)
4.38% , 02/15/30 .................. USD 71 $ 64,620
3.75% , 02/15/31 .................. 18 15,570
80,190
Entertainment — 0.3%
(a)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 48 36,722
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 70 66,838
3.75% , 01/15/28 .................. 37 34,230
Playtika Holding Corp., 4.25%, 03/15/29 .... 10 8,657
146,447
Financial Services — 3.5%
Block, Inc.
2.75% , 06/01/26 .................. 89 83,703
3.50% , 06/01/31 .................. 258 224,549
Enact Holdings, Inc., 6.50%, 08/15/25
(a)
.... 54 53,989
GGAM Finance Ltd.
(a)
7.75% , 05/15/26 .................. 10 10,206
8.00% , 02/15/27 .................. 90 92,927
8.00% , 06/15/28 .................. 28 29,241
6.88% , 04/15/29 .................. 50 50,188
MGIC Investment Corp., 5.25%, 08/15/28 ... 22 21,371
Nationstar Mortgage Holdings, Inc.
(a)
5.00% , 02/01/26 .................. 194 189,849
6.00% , 01/15/27 .................. 27 26,617
5.13% , 12/15/30 .................. 15 13,609
5.75% , 11/15/31 .................. 40 36,894
7.13% , 02/01/32 .................. 165 163,870
NCR Atleos Corp., 9.50%, 04/01/29
(a)
...... 51 54,550
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(a)
..................... 62 63,708
Rocket Mortgage LLC
(a)
2.88% , 10/15/26 .................. 116 107,175
3.88% , 03/01/31 .................. 46 40,075
4.00% , 10/15/33 .................. 8 6,777
Shift4 Payments LLC, 4.63%, 11/01/26
(a)
.... 80 77,348
Verscend Escrow Corp., 9.75%, 08/15/26
(a)
.. 208 208,584
1,555,230
Food Products — 1.3%
(a)
Chobani LLC
4.63% , 11/15/28 .................. 173 161,329
7.63% , 07/01/29 .................. 247 250,396
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 118 116,939
Fiesta Purchaser, Inc., 7.88%, 03/01/31 .... 33 34,079
562,743
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
..................... 16 14,587
Ground Transportation — 0.6%
(a)
Avis Budget Car Rental LLC, 8.00%, 02/15/31 52 51,915
GN Bondco LLC, 9.50%, 10/15/31 ....... 75 74,866
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 48 45,413
Uber Technologies, Inc., 4.50%, 08/15/29 ... 99 93,933
266,127
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc., 3.88%, 11/01/29
(a)
... 24 21,635
Bausch + Lomb Corp., 8.38%, 10/01/28
(a)
... 321 332,126
Medline Borrower LP
(a)
3.88% , 04/01/29 .................. 30 27,306
6.25% , 04/01/29 .................. 91 91,407
5.25% , 10/01/29 .................. 289 273,154
Neogen Food Safety Corp., 8.63%, 07/20/30
(a)
46 49,554
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.
4.63% , 11/15/27 .................. USD 3 $ 2,885
4.25% , 06/01/28
(a)
................. 44 41,288
839,355
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.
(a)
5.50% , 07/01/28 .................. 26 25,311
5.00% , 04/15/29 .................. 5 4,751
AHP Health Partners, Inc., 5.75%, 07/15/29
(a)
. 115 104,650
Community Health Systems, Inc.
(a)
5.63% , 03/15/27 .................. 6 5,522
6.00% , 01/15/29 .................. 157 137,155
5.25% , 05/15/30 .................. 124 101,111
4.75% , 02/15/31 .................. 89 68,686
Encompass Health Corp., 4.63%, 04/01/31 .. 18 16,366
HealthEquity, Inc., 4.50%, 10/01/29
(a)
...... 106 97,800
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(a)
40 38,117
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 .................. 35 36,611
11.00% , 10/15/30 ................. 116 123,980
Molina Healthcare, Inc.
(a)
4.38% , 06/15/28 .................. 30 28,201
3.88% , 11/15/30 .................. 10 8,890
3.88% , 05/15/32 .................. 8 6,966
Option Care Health, Inc., 4.38%, 10/31/29
(a)
.. 56 51,344
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(a)
..................... 72 65,415
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(a)
..................... 5 4,973
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(a)
................ 12 12,016
Surgery Center Holdings, Inc.
(a)
6.75% , 07/01/25 .................. 55 55,006
10.00% , 04/15/27 ................. 76 76,140
7.25% , 04/15/32 .................. 118 118,916
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 20 19,954
6.75% , 05/15/31
(a)
................. 132 134,406
1,342,287
Health Care Technology — 0.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(a)
. 363 332,007
Hotels, Restaurants & Leisure — 5.1%
1011778 BC ULC, 4.00%, 10/15/30
(a)
...... 62 55,242
Boyne USA, Inc., 4.75%, 05/15/29
(a)
...... 112 103,821
Caesars Entertainment, Inc.
(a)
4.63% , 10/15/29 .................. 61 55,624
7.00% , 02/15/30 .................. 175 179,635
6.50% , 02/15/32 .................. 191 192,682
Churchill Downs, Inc.
(a)
4.75% , 01/15/28 .................. 22 20,943
5.75% , 04/01/30 .................. 187 180,512
6.75% , 05/01/31 .................. 91 91,508
Fertitta Entertainment LLC
(a)
4.63% , 01/15/29 .................. 188 172,392
6.75% , 01/15/30 .................. 21 18,856
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(a)
................. 163 163,270
3.75% , 05/01/29
(a)
................. 18 16,513
4.88% , 01/15/30 .................. 52 49,858
3.63% , 02/15/32
(a)
................. 10 8,610
6.13% , 04/01/32
(a)
................. 56 56,238
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(a)
................ 51 51,206

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc.
(a)
7.25% , 11/15/29 .................. USD 44 $ 45,169
7.50% , 09/01/31 .................. 60 62,394
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(a)
..................... 55 58,160
Lindblad Expeditions LLC, 6.75%, 02/15/27
(a)
. 91 91,704
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(a)
76 71,279
MGM China Holdings Ltd., 5.88%, 05/15/26
(a)
. 200 197,250
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(a)
..................... 38 35,186
Six Flags Entertainment Corp., 7.25%,
05/15/31
(a)
..................... 161 163,111
Station Casinos LLC, 6.63%, 03/15/32
(a)
.... 44 44,447
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
..................... 71 66,003
Wynn Resorts Finance LLC, 7.13%, 02/15/31
(a)
43 44,501
2,296,114
Household Durables — 0.6%
Ashton Woods USA LLC, 4.63%, 08/01/29
(a)
. 25 23,060
Beazer Homes USA, Inc., 7.50%, 03/15/31
(a)
. 19 19,188
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a)
..................... 97 87,992
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
26 27,142
LGI Homes, Inc., 8.75%, 12/15/28
(a)
....... 25 26,378
New Home Co., Inc. (The)
(a)
8.25% , 10/15/27
(e)
................. 4 3,729
9.25% , 10/01/29 .................. 47 47,235
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(a)
. 22 16,270
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 22 21,488
272,482
Household Products — 0.1%
Spectrum Brands, Inc.
(a)
5.00% , 10/01/29 .................. 18 17,641
3.88% , 03/15/31 .................. 9 8,669
26,310
Independent Power and Renewable Electricity Producers — 1.4%
Clearway Energy Operating LLC
(a)
4.75% , 03/15/28 .................. 240 228,130
3.75% , 01/15/32 .................. 101 84,909
NextEra Energy Partners LP
(a)(d)
0.00% , 11/15/25
(f)
................. 32 28,400
2.50% , 06/15/26 .................. 32 28,799
TransAlta Corp., 7.75%, 11/15/29 ........ 238 247,398
617,636
Industrial Conglomerates — 1.0%
EMRLD Borrower LP, 6.63%, 12/15/30
(a)
.... 456 460,374
Insurance — 10.5%
(a)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 172 161,931
6.75% , 10/15/27 .................. 312 307,390
6.75% , 04/15/28 .................. 123 123,868
5.88% , 11/01/29 .................. 216 200,662
7.00% , 01/15/31 .................. 173 174,733
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 31 31,167
4.88% , 06/30/29 .................. 33 30,802
Ardonagh Finco Ltd., 7.75%, 02/15/31 ..... 200 199,097
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 200 197,465
AssuredPartners, Inc., 7.50%, 02/15/32 .... 83 81,560
Howden UK Refinance plc
7.25% , 02/15/31 .................. 372 373,405
8.13% , 02/15/32 .................. 207 208,757
Security
Par (000)
Par (000) Value
Insurance (continued)
HUB International Ltd.
7.25% , 06/15/30 .................. USD 582 $ 598,120
7.38% , 01/31/32 .................. 613 617,128
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 118 123,001
10.50% , 12/15/30 ................. 58 61,203
NFP Corp.
4.88% , 08/15/28 .................. 66 66,150
6.88% , 08/15/28 .................. 298 301,803
7.50% , 10/01/30 .................. 24 25,284
8.50% , 10/01/31 .................. 45 49,525
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 600 610,026
Ryan Specialty LLC, 4.38%, 02/01/30 ..... 27 25,235
USI, Inc., 7.50%, 01/15/32 ............ 99 99,182
4,667,494
IT Services — 1.0%
Boost Newco Borrower LLC, 7.50%, 01/15/31
(a)
224 234,486
Central Parent LLC, 8.00%, 06/15/29
(a)
..... 93 96,407
Twilio, Inc.
3.63% , 03/15/29 .................. 18 16,190
3.88% , 03/15/31 .................. 95 82,934
430,017
Leisure Products — 0.3%
Acushnet Co., 7.38%, 10/15/28
(a)
........ 19 19,689
Amer Sports Co., 6.75%, 02/16/31
(a)
...... 84 83,354
Mattel, Inc., 6.20%, 10/01/40 ........... 30 29,962
133,005
Life Sciences Tools & Services — 0.7%
(a)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 .................. 32 30,180
4.00% , 03/15/31 .................. 14 12,510
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 44 45,420
Star Parent, Inc., 9.00%, 10/01/30 ........ 218 230,711
318,821
Machinery — 1.4%
Madison IAQ LLC
(a)
4.13% , 06/30/28 .................. 30 27,747
5.88% , 06/30/29 .................. 120 109,786
Mueller Water Products, Inc., 4.00%, 06/15/29
(a)
43 39,002
Terex Corp., 5.00%, 05/15/29
(a)
......... 63 59,478
Titan International, Inc., 7.00%, 04/30/28 ... 9 8,881
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(a)
200 196,086
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(a)
200 193,218
634,198
Media — 6.2%
Altice Financing SA, 5.75%, 08/15/29
(a)
..... 200 160,248
Cable One, Inc.
0.00% , 03/15/26
(d) (f)
................ 22 19,162
1.13% , 03/15/28
(d)
................. 147 110,338
4.00% , 11/15/30
(a)
................. 87 67,897
Clear Channel Outdoor Holdings, Inc.
(a)
5.13% , 08/15/27 .................. 43 40,533
7.75% , 04/15/28 .................. 28 24,523
9.00% , 09/15/28 .................. 218 227,072
7.50% , 06/01/29 .................. 102 84,358
7.88% , 04/01/30 .................. 168 167,018
CSC Holdings LLC
(a)
11.25% , 05/15/28 ................. 200 198,189
11.75% , 01/31/29 ................. 200 200,312
4.13% , 12/01/30 .................. 200 143,010
DirecTV Financing LLC
(a)
5.88% , 08/15/27 .................. 155 146,636
8.88% , 02/01/30 .................. 34 33,918

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
GCI LLC, 4.75%, 10/15/28
(a)
........... USD 8 $ 7,335
Gray Television, Inc.
(a)
5.88% , 07/15/26 .................. 31 30,191
7.00% , 05/15/27 .................. 72 66,962
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 14 11,652
Nexstar Media, Inc., 5.63%, 07/15/27
(a)
..... 18 17,268
Outfront Media Capital LLC
(a)
5.00% , 08/15/27 .................. 111 106,833
4.25% , 01/15/29 .................. 23 20,837
4.63% , 03/15/30 .................. 79 70,850
7.38% , 02/15/31 .................. 58 60,751
Radiate Holdco LLC
(a)
4.50% , 09/15/26 .................. 77 61,227
6.50% , 09/15/28 .................. 57 27,185
Sirius XM Radio, Inc.
(a)
3.13% , 09/01/26 .................. 97 90,862
5.00% , 08/01/27 .................. 51 49,066
4.00% , 07/15/28 .................. 12 10,979
Univision Communications, Inc.
(a)
6.63% , 06/01/27 .................. 54 52,814
8.00% , 08/15/28 .................. 229 233,296
7.38% , 06/30/30 .................. 37 36,587
Videotron Ltd., 3.63%, 06/15/29
(a)
........ 5 4,519
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
..... 200 171,280
2,753,708
Metals & Mining — 4.3%
(a)
Big River Steel LLC, 6.63%, 01/31/29 ..... 681 684,830
Constellium SE
5.63% , 06/15/28 .................. 250 243,041
3.75% , 04/15/29 .................. 250 224,925
First Quantum Minerals Ltd., 9.38%, 03/01/29 200 207,476
Novelis Corp.
3.25% , 11/15/26 .................. 392 365,258
4.75% , 01/30/30 .................. 18 16,607
3.88% , 08/15/31 .................. 207 177,814
1,919,951
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.
(a)
4.38% , 01/15/27 .................. 9 8,466
7.25% , 04/01/29 .................. 36 36,286
44,752
Oil, Gas & Consumable Fuels — 0.4%
EnLink Midstream Partners LP, 5.60%, 04/01/44 47 41,846
ITT Holdings LLC, 6.50%, 08/01/29
(a)
...... 98 89,435
New Fortress Energy, Inc., 6.75%, 09/15/25
(a)
. 32 31,782
163,063
Passenger Airlines — 0.9%
(a)
American Airlines, Inc.
5.75% , 04/20/29 .................. 128 125,923
8.50% , 05/15/29 .................. 132 139,452
United Airlines, Inc., 4.63%, 04/15/29 ...... 142 132,060
397,435
Personal Care Products — 0.2%
(a)
Coty, Inc., 6.63%, 07/15/30 ............ 74 75,146
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 17 14,801
89,947
Pharmaceuticals — 0.9%
1375209 BC Ltd., 9.00%, 01/30/28
(a)
...... 31 30,380
Catalent Pharma Solutions, Inc.
(a)
5.00% , 07/15/27 .................. 37 36,435
3.13% , 02/15/29 .................. 106 101,291
3.50% , 04/01/30 .................. 25 23,810
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 211 $ 196,688
388,604
Professional Services — 0.8%
(a)
AMN Healthcare, Inc.
4.63% , 10/01/27 .................. 25 23,745
4.00% , 04/15/29 .................. 73 65,560
CoreLogic, Inc., 4.50%, 05/01/28 ........ 189 169,469
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 95,998
354,772
Real Estate Management & Development — 0.9%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 61 54,138
7.00% , 04/15/30
(a)
................. 88 78,013
Cushman & Wakefield US Borrower LLC
(a)
6.75% , 05/15/28 .................. 154 152,072
8.88% , 09/01/31 .................. 72 76,087
Howard Hughes Corp. (The), 5.38%, 08/01/28
(a)
62 59,469
419,779
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(a)
..................... 39 35,597
Semiconductors & Semiconductor Equipment — 0.7%
(a)
Entegris, Inc., 4.75%, 04/15/29 ......... 262 251,089
Synaptics, Inc., 4.00%, 06/15/29 ......... 63 56,700
307,789
Software — 7.3%
(a)
Boxer Parent Co., Inc., 9.13%, 03/01/26 .... 79 78,971
Camelot Finance SA, 4.50%, 11/01/26 ..... 31 29,827
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 69 71,597
Central Parent, Inc., 7.25%, 06/15/29 ...... 113 115,351
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 253 234,074
4.88% , 07/01/29 .................. 200 185,026
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 679 644,345
9.00% , 09/30/29 .................. 367 351,996
Elastic NV, 4.13%, 07/15/29 ........... 102 91,790
Fair Isaac Corp., 4.00%, 06/15/28 ........ 127 118,625
Gen Digital, Inc., 6.75%, 09/30/27 ........ 68 68,974
McAfee Corp., 7.38%, 02/15/30 ......... 100 91,705
MicroStrategy, Inc., 6.13%, 06/15/28 ...... 102 98,402
Sabre GLBL, Inc.
8.63% , 06/01/27 .................. 88 77,222
11.25% , 12/15/27 ................. 2 1,877
SS&C Technologies, Inc., 5.50%, 09/30/27 .. 112 109,509
UKG, Inc., 6.88%, 02/01/31 ............ 586 596,974
Veritas US, Inc., 7.50%, 09/01/25 ........ 57 52,261
ZoomInfo Technologies LLC, 3.88%, 02/01/29 240 216,042
3,234,568
Specialized REITs — 0.3%
Iron Mountain, Inc., 5.63%, 07/15/32
(a)
..... 24 22,670
SBA Communications Corp.
3.88% , 02/15/27 .................. 21 19,973
3.13% , 02/01/29 .................. 101 89,133
131,776
Specialty Retail — 1.2%
Arko Corp., 5.13%, 11/15/29
(a)
.......... 33 27,313
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 2 1,904
5.00% , 02/15/32
(a)
................. 40 36,242

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Carvana Co.
(a)(g)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... USD 30 $ 28,112
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 18 16,761
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 45 43,096
GYP Holdings III Corp., 4.63%, 05/01/29
(a)
... 117 108,772
PetSmart, Inc., 7.75%, 02/15/29
(a)
........ 250 243,386
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(a)
................ 14 13,906
519,492
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
(a)
8.25% , 12/15/29 .................. 115 123,563
8.50% , 07/15/31 .................. 129 139,406
262,969
Textiles, Apparel & Luxury Goods — 0.3%
(a)
Crocs, Inc.
4.25% , 03/15/29 .................. 34 31,083
4.13% , 08/15/31 .................. 4 3,466
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 23 22,393
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 30 26,927
Levi Strauss & Co., 3.50%, 03/01/31 ...... 60 52,638
136,507
Trading Companies & Distributors — 2.6%
(a)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 .................. 22 19,954
6.50% , 08/01/30 .................. 56 56,825
Boise Cascade Co., 4.88%, 07/01/30 ...... 61 56,592
Fortress Transportation & Infrastructure
Investors LLC
9.75% , 08/01/27 .................. 62 64,197
5.50% , 05/01/28 .................. 6 5,813
7.88% , 12/01/30 .................. 113 118,663
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 23 21,150
Herc Holdings, Inc., 5.50%, 07/15/27 ...... 105 103,130
Imola Merger Corp., 4.75%, 05/15/29 ...... 57 53,446
SRS Distribution, Inc.
4.63% , 07/01/28 .................. 110 110,804
6.13% , 07/01/29 .................. 109 111,153
6.00% , 12/01/29 .................. 120 122,581
United Rentals North America, Inc.
6.00% , 12/15/29 .................. 132 132,875
6.13% , 03/15/34 .................. 66 66,082
WESCO Distribution, Inc.
6.38% , 03/15/29 .................. 49 49,504
6.63% , 03/15/32 .................. 49 49,793
1,142,562
Wireless Telecommunication Services — 1.0%
(a)
Connect Finco SARL, 6.75%, 10/01/26 ..... 200 196,055
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 255,118
451,173
Total Corporate Bonds — 90 .6%
(Cost: $ 40,758,631 ) ............................... 40,347,035
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., Term Loan B1 ,
11.89%
,
04/15/29 ................. USD 7 $ 7,407
Level 3 Financing, Inc., Term Loan B2 ,
11.89%
,
04/15/30
(h)
................ 8 7,471
14,878
Media — 0.5%
Clear Channel International BV, Term Loan ,
08/12/27
(h) (i)
...................... 216 214,920
Total Fixed Rate Loan Interests — 0 .5%
(Cost: $ 228,270 ) ................................. 229,798
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
GN Loanco LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 4.50%),
9.83%
,
12/19/30
(c)
................. 43 42,067
Automobile Components — 0.1%
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.07%
,
02/23/29
(c) (h)
............... 53 53,133
Chemicals — 0.1%
(c)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 7.75%), 13.18%
,
11/24/28
(h)
. 12 11,979
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. 49 48,905
60,884
Commercial Services & Supplies — 0.1%
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 0.00% - 9.82%
,
12/15/28
(c)
38 28,746
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
05/30/30
(c)
................. 51 48,921
Diversified Consumer Services — 0.5%
(c)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
12/11/28 ............. 20 20,074
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 29 28,483
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%), 0.00% -
9.08%
,
01/30/31 .................. 171 171,400
219,957
Diversified Telecommunication Services — 1.0%
(c)
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 186 146,750
Connect Finco SARL, Term Loan B , 09/13/29
(i)
38 37,344
Frontier Communications Holdings LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.19%
,
10/08/27 ....... 103 102,253
Lumen Technologies, Inc., Term Loan ,
01/01/28
(h) (i)
...................... 9 7,451

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Radiate Holdco LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%), 0.00%
- 8.69%
,
09/25/26 ................. USD 160 $ 133,640
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/09/27 .................. 3 2,950
430,388
Entertainment — 0.1%
Motion Acquisition Ltd., Facility Term Loan B ,
11/12/29
(c) (i)
...................... 40 39,910
Food Products — 0.1%
Chobani LLC, Term Loan , (1-mo. CME Term
SOFR + 3.75%), 9.08%
,
10/25/27
(c)
..... 52 52,129
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(c)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... 62 60,727
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28 ................ 45 44,691
105,418
Health Care Providers & Services — 0.1%
(c)
LifePoint Health, Inc., Term Loan , (3-mo. CME
Term SOFR + 5.50%), 11.09%
,
11/16/28 .. 13 13,323
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. 13 13,081
26,404
Health Care Technology — 1.5%
(c)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 355 351,355
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
08/27/25 .................. 333 332,887
684,242
Household Durables — 0.2%
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
10/06/28
(c)
........... 72 65,518
Insurance — 0.3%
(c)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.83%
,
11/06/30 ........... 27 26,778
Truist Insurance Holdings, LLC, Term Loan B ,
03/24/31
(i)
....................... 114 113,810
140,588
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.31%
,
09/27/30
(c)
..... 84 83,337
Machinery — 0.5%
(c)
TK Elevator Midco GmbH, Facility Term Loan
B1 , 07/30/27
(i)
.................... 183 183,533
WEC US Holdings Ltd., Term Loan , (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
01/27/31 ... 32 31,953
215,486
Security
Par (000)
Par (000) Value
Media — 0.6%
(c)
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. USD 153 $ 152,591
DirecTV Financing LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
10.69%
,
08/02/29 ................. 108 107,341
259,932
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28
(c)
................ 2 1,718
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
06/02/28
(c)
................. 14 13,518
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
01/31/30
(c) (h)
..... 18 17,913
Software — 1.1%
(c)
Boxer Parent Co., Inc., Term Loan , (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
12/29/28 ... 164 164,906
Cloud Software Group, Inc., 1st Lien Term
Loan , 03/21/31
(i)
.................. 81 80,443
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ 156 155,411
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.19%
,
12/01/27 ....... 55 55,172
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 36 36,238
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
12/17/27 .................. 7 5,704
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.94%
,
12/17/27 .................. 11 8,984
506,858
Trading Companies & Distributors — 0.1%
Foundation Building Materials, Inc., Term
Loan , (3-mo. CME Term SOFR + 4.00%),
9.31%
,
01/29/31
(c)
................. 19 19,067
Total Floating Rate Loan Interests — 7 .0%
(Cost: $ 3,167,181 ) ............................... 3,116,134
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.2%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(a) (b) (c)
............... 103 110,489

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (c)
...................... USD 67 $ 66,340
Total Preferred Securities — 0 .4%
(Cost: $ 169,910 ) ................................. 176,829
Total Long-Term Investments — 98.9%
(Cost: $ 44,490,581 ) ............................... 44,048,528
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(j) (k)
................... 1,594,611 $ 1,594,611
Total Short-Term Securities — 3 .6%
(Cost: $ 1,594,611 ) ............................... 1,594,611
Total Investments — 102 .5%
(Cost: $ 46,085,192 ) ............................... 45,643,139
Liabilities in Excess of Other Assets — (2.5) % ............. (1,101,760)
Net Assets — 100.0% ...............................
$ 44,541,379
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Convertible security.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Zero-coupon bond.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 84,681 $ 1,509,930
(a)
$ — $ — $ — $ 1,594,611 1,594,611 $ 23,391 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 6 06/28/24 $ 642 $ 1,904
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,904 $ — $ 1,904
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (533) $ — $ (1,995) $ — $ (2,528)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 6,806 $ — $ 6,806
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 647,368
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 178,732 $ — $ — $ 178,732
Corporate Bonds ........................................ — 40,347,035 — 40,347,035
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 7,407 7,471 14,878
Media ............................................... — — 214,920 214,920
Floating Rate Loan Interests

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Air Freight & Logistics .................................... $ — $ 42,067 $ — $ 42,067
Automobile Components .................................. — — 53,133 53,133
Chemicals ............................................ — 48,905 11,979 60,884
Commercial Services & Supplies ............................. — 28,746 — 28,746
Communications Equipment ................................ — 48,921 — 48,921
Diversified Consumer Services .............................. — 219,957 — 219,957
Diversified Telecommunication Services ........................ — 422,937 7,451 430,388
Entertainment ......................................... — 39,910 — 39,910
Food Products ......................................... — 52,129 — 52,129
Health Care Equipment & Supplies ........................... — 105,418 — 105,418
Health Care Providers & Services ............................ — 26,404 — 26,404
Health Care Technology .................................. — 684,242 — 684,242
Household Durables ..................................... — 65,518 — 65,518
Insurance ............................................ — 140,588 — 140,588
Life Sciences Tools & Services .............................. — 83,337 — 83,337
Machinery ............................................ — 215,486 — 215,486
Media ............................................... — 259,932 — 259,932
Passenger Airlines ...................................... — 1,718 — 1,718
Professional Services .................................... — 13,518 — 13,518
Real Estate Management & Development ....................... — — 17,913 17,913
Software ............................................. — 506,858 — 506,858
Trading Companies & Distributors ............................ — 19,067 — 19,067
Preferred Securities ....................................... — 176,829 — 176,829
Short-Term Securities
Money Market Funds ...................................... 1,594,611 — — 1,594,611
$ 1,773,343 $ 43,556,929 $ 312,867 $ 45,643,139
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 1,904 $ — $ — $ 1,904
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.65%, 04/20/33
(a) (b)
..... USD 250 $ 250,055
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class A, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.63%, 01/28/31
(a) (b)
175 174,800
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 10/25/34
(a) (b)
.......... 250 250,186
BA Credit Card Trust, Series 2023-A2, Class
A2, 4.98%, 11/15/28 ................ 72 72,173
Barings CLO Ltd., Series 2019-3A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.65%, 04/20/31
(a) (b)
.......... 250 250,164
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 ........... 188 185,385
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 . 24 23,518
Series 2023-A1, Class A, 4.42%, 05/15/28 . 111 109,609
Chesapeake Funding II LLC, Series 2023-2A,
Class A1, 6.16%, 10/15/35
(b)
.......... 116 116,509
CIFC Funding Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.72%, 07/15/34
(a) (b)
.......... 250 250,478
CNH Equipment Trust, Series 2024-A, Class
A3, 4.77%, 06/15/29 ............... 51 50,307
College Avenue Student Loans LLC
(a)(b)
Series 2021-C, Class A1, (1-mo. CME Term
SOFR + 1.01%), 6.34%, 07/26/55 .... 69 67,399
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.22%,
05/25/55 ..................... 89 89,997
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 . 169 169,544
Series 2023-1, Class A2, 5.51%, 01/22/29 . 76 76,310
Series 2023-2, Class A2, 5.56%, 04/22/30 . 140 139,651
Series 2023-3, Class A2, 6.40%, 03/20/30 . 80 81,224
Series 2024-1, Class A2, 5.23%, 03/20/30 . 50 49,917
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 . 44 43,066
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
. 145 144,169
Series 2023-2, Class A, 5.28%, 02/15/36
(b)
. 170 172,005
Series 2024-1, Class A, 4.87%, 08/15/36
(b)
. 130 129,734
Ford Credit Floorplan Master Owner Trust A
(b)
Series 2023-1, Class A1, 4.92%, 05/15/28 . 155 154,236
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.57%, 05/15/28
(a)
.. 100 101,455
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR at 2.30% Floor +
2.30%), 7.63%, 06/19/37
(a) (b)
.......... 100 99,999
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 .................. 54 53,135
GM Financial Revolving Receivables Trust
(b)
Series 2023-2, Class A, 5.77%, 08/11/36 .. 111 114,593
Series 2024-1, Class A, 4.98%, 12/11/36 .. 33 33,140
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 147 115,174
Series 2021-5CS, Class A, 2.31%, 10/20/48 37 29,636
Series 2022-1GS, Class A, 2.70%, 01/20/49 40 33,045
Series 2022-2CS, Class A, 4.00%, 04/20/49 22 19,385
Series 2022-3CS, Class A, 4.95%, 07/20/49 29 27,461
Honda Auto Receivables Owner Trust, Series
2023-1, Class A3, 5.04%, 04/21/27 ...... 65 64,832
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Hyundai Auto Receivables Trust, Series 2022-
B, Class A3, 3.72%, 11/16/26 .......... USD 55 $ 54,261
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28 . 34 34,006
Series 2024-A, Class A3, 4.96%, 11/15/28 . 84 83,987
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
........... 122 98,139
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
.......... 16 16,032
Mosaic Solar Loan Trust, Series 2021-1A, Class
A, 1.51%, 12/20/46
(b)
............... 83 68,389
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
........... 3 2,655
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. CME
Term SOFR + 1.71%), 7.04%, 11/15/68
(a)
162 163,453
Series 2021-CA, Class A, 1.06%, 10/15/69 160 140,460
Series 2021-EA, Class A, 0.97%, 12/16/69 . 82 70,657
Series 2021-GA, Class A, 1.58%, 04/15/70 85 74,671
Series 2022-A, Class A, 2.23%, 07/15/70 .. 112 99,061
Series 2022-BA, Class A, 4.16%, 10/15/70 . 97 92,261
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
...................... 18 18,141
Nelnet Student Loan Trust
(b)
Series 2021-DA, Class AFX, 1.63%,
04/20/62 ..................... 83 75,472
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ..................... 89 88,627
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class AR, (3-mo.
CME Term SOFR at 0.92% Floor + 1.18%),
6.48%, 10/18/30
(a) (b)
................ 235 234,909
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. CME Term
SOFR at 0.97% Floor + 1.23%), 6.54%,
07/19/30
(a) (b)
..................... 207 206,789
OneMain Financial Issuance Trust
(b)
Series 2023-1A, Class A, 5.50%, 06/14/38 . 100 101,496
Series 2023-2A, Class A2, (SOFR 30 day
Average + 1.50%), 6.82%, 09/15/36
(a)
.. 120 121,918
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................. 125 126,334
Porsche Financial Auto Securitization
Trust, Series 2023-1A, Class A3, 4.81%,
09/22/28
(b)
...................... 125 124,299
Prodigy Finance DAC, Series 2021-1A, Class A,
(1-mo. CME Term SOFR + 1.36%), 6.69%,
07/25/51
(a) (b)
..................... 56 56,006
Romark CLO II Ltd., Series 2018-2A, Class A1,
(3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.76%, 07/25/31
(a) (b)
.......... 220 220,918
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ...... 95 96,007
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 day
Average + 1.45%), 6.77%, 02/16/55 ... 135 135,497
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 7.12%,
10/16/56 ..................... 89 90,470
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.77%,
03/15/56 ..................... 120 120,492
SoFi Personal Loan Trust,   6.00%, 11/12/30
(b)
86 86,288

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 ..................... USD 109 $ 105,169
Series 2019-B, Class A2FX, 3.09%,
08/17/48 ..................... 27 25,490
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 49 45,640
Series 2021-B, Class AFX, 1.14%, 02/15/47 99 84,473
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
........... 87 78,316
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
.... 100 100,155
Trestles CLO III Ltd., Series 2020-3A, Class A1,
(3-mo. CME Term SOFR at 1.33% Floor +
1.59%), 6.91%, 01/20/33
(a) (b)
.......... 250 250,028
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.75%, 07/21/34
(a) (b)
.......... 250 250,000
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.80%, 10/24/34
(a) (b)
..... 250 249,875
Total Asset-Backed Securities — 16 .9%
(Cost: $ 7,964,199 ) ............................... 7,833,132
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
Bombardier, Inc.
7.13% , 06/15/26 .................. 14 14,202
7.88% , 04/15/27 .................. 9 9,006
8.75% , 11/15/30 .................. 10 10,678
7.25% , 07/01/31 .................. 5 5,010
TransDigm, Inc.
6.75% , 08/15/28 .................. 24 24,317
6.38% , 03/01/29 .................. 41 41,127
104,340
Automobile Components — 0.2%
(b)
Champions Financing, Inc., 8.75%, 02/15/29 . 7 7,334
Clarios Global LP
6.25% , 05/15/26 .................. 45 44,977
6.75% , 05/15/28 .................. 13 13,177
Phinia, Inc., 6.75%, 04/15/29 ........... 3 3,029
68,517
Automobiles — 0.5%
(b)
BMW US Capital LLC, 5.05%, 08/11/28 .... 100 100,789
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26 ...................... 165 152,788
253,577
Banks — 7.2%
Banco de Sabadell SA, (1-Year EUR Swap
Annual + 1.60%), 4.00%, 01/15/30
(a) (c)
.... EUR 100 109,324
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98% , 09/25/25 . USD 200 195,366
(3-mo. CME Term SOFR + 1.13%), 2.46% ,
10/22/25 ..................... 200 196,406
(1-day SOFR + 0.65%), 1.53% , 12/06/25 . 240 233,255
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 93 95,357
Barclays plc, (1-Year EUR Swap Annual +
1.75%), 4.92%, 08/08/30
(a) (c)
.......... EUR 100 112,630
Citigroup, Inc.
(a)
(1-day SOFR + 0.53%), 1.28% , 11/03/25 . USD 35 34,047
(1-day SOFR + 1.53%), 3.29% , 03/17/26 . 260 254,092
(1-day SOFR + 1.55%), 5.61% , 09/29/26 . 110 110,175
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.77%), 1.46% , 06/09/27 . USD 60 $ 55,112
(3-mo. EURIBOR + 1.25%), 3.71% ,
09/22/28
(c)
.................... EUR 100 108,593
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.40%), 2.63% ,
11/07/25 ..................... USD 200 196,074
(1-day SOFR + 1.93%), 2.10% , 06/04/26 . 200 191,810
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.51%), 3.96% ,
01/29/27 ..................... 86 83,947
(1-day SOFR + 1.33%), 6.07% , 10/22/27 . 105 107,134
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... 215 207,054
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 61 61,453
KBC Group NV, (3-mo. EURIBOR + 1.30%),
4.25%, 11/28/29
(a) (c)
............... EUR 100 110,445
Royal Bank of Canada, 6.00%, 11/01/27 .... USD 121 125,055
Toronto-Dominion Bank (The), 1.25%, 12/13/24 335 325,219
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 190 192,564
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 20 19,977
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 35 35,155
Westpac Banking Corp., 4.18%, 05/22/28
(b)
.. 200 195,482
3,355,726
Biotechnology — 1.4%
Amgen, Inc., 5.15%, 03/02/28 .......... 140 140,897
Gilead Sciences, Inc.
3.70% , 04/01/24 .................. 385 385,000
2.95% , 03/01/27 .................. 110 104,588
630,485
Broadline Retail — 0.1%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 8 7,215
Match Group Holdings II LLC, 4.63%, 06/01/28 19 17,931
25,146
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 .................. 8 7,761
6.38% , 06/15/30 .................. 11 11,057
Carrier Global Corp., 2.24%, 02/15/25 ..... 36 34,916
Standard Industries, Inc.
(b)
4.75% , 01/15/28 .................. 20 19,087
4.38% , 07/15/30 .................. 3 2,696
75,517
Capital Markets — 3.9%
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 5 5,462
Charles Schwab Corp. (The), 5.88%, 08/24/26 53 53,883
Credit Suisse AG, 5.00%, 07/09/27 ....... 250 247,722
Deutsche Bank AG, (1-day SOFR + 2.58%),
3.96%, 11/26/25
(a)
................ 150 147,952
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.51%), 4.39% , 06/15/27 . 155 152,005
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 156 145,296
Morgan Stanley
(a)
(1-day SOFR + 0.56%), 1.16% , 10/21/25 . 275 267,765
(3-mo. EURIBOR + 0.83%), 1.34% ,
10/23/26 ..................... EUR 100 103,940
(1-day SOFR + 1.73%), 5.12% , 02/01/29 . USD 250 249,390
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 70 70,614
Nasdaq, Inc., 5.35%, 06/28/28 .......... 100 101,290
State Street Corp., (1-day SOFR + 1.35%),
5.75%, 11/04/26
(a)
................ 70 70,469

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a) (b)
.......... USD 200 $ 181,860
1,797,648
Chemicals — 0.2%
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 2 1,844
4.63% , 11/15/29 .................. 2 1,724
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 45 41,281
HB Fuller Co.
4.00% , 02/15/27 .................. 13 12,410
4.25% , 10/15/28 .................. 7 6,487
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 8 7,603
5.63% , 08/15/29 .................. 15 13,423
84,772
Commercial Services & Supplies — 0.9%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
. 8 7,330
Allied Universal Holdco LLC
(b)
6.63% , 07/15/26 .................. 14 13,991
7.88% , 02/15/31 .................. 33 33,422
APX Group, Inc., 6.75%, 02/15/27
(b)
....... 8 8,033
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 19 18,338
Covanta Holding Corp., 4.88%, 12/01/29
(b)
.. 5 4,481
Elis SA, 3.75%, 03/21/30
(c)
............ EUR 100 107,379
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. USD 7 6,707
7.75% , 02/15/28 .................. 6 6,153
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 7 6,452
6.75% , 01/15/31 .................. 11 11,273
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 6 5,944
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 4 3,782
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 12 11,755
Republic Services, Inc., 3.38%, 11/15/27 .... 150 142,567
Williams Scotsman, Inc., 4.63%, 08/15/28
(b)
.. 17 16,078
403,685
Communications Equipment — 0.1%
(b)
CommScope, Inc., 6.00%, 03/01/26 ....... 8 7,320
Viasat, Inc., 5.63%, 04/15/27 ........... 15 14,204
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 2 1,716
23,240
Consumer Finance — 1.8%
American Express Co.
2.55% , 03/04/27 .................. 190 177,453
(1-day SOFR + 1.00%), 5.10% , 02/16/28
(a)
20 19,969
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 3 3,122
General Motors Financial Co., Inc.
3.50% , 11/07/24 .................. 100 98,697
6.05% , 10/10/25 .................. 100 100,740
5.40% , 05/08/27 .................. 60 60,157
John Deere Capital Corp.
5.15% , 09/08/26 .................. 65 65,367
4.95% , 07/14/28 .................. 35 35,264
OneMain Finance Corp.
6.88% , 03/15/25 .................. 2 2,021
7.13% , 03/15/26 .................. 7 7,127
9.00% , 01/15/29 .................. 7 7,428
7.88% , 03/15/30 .................. 7 7,221
SLM Corp., 3.13%, 11/02/26 ........... 7 6,501
Synchrony Financial, 4.88%, 06/13/25 ..... 125 123,140
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toyota Motor Credit Corp., 5.40%, 11/10/25 .. USD 100 $ 100,504
814,711
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25% , 03/15/26 .................. 4 3,815
5.88% , 02/15/28 .................. 34 33,661
6.50% , 02/15/28 .................. 3 3,032
United Natural Foods, Inc., 6.75%, 10/15/28 . 6 4,983
US Foods, Inc.
6.88% , 09/15/28 .................. 10 10,237
4.75% , 02/15/29 .................. 2 1,898
57,626
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
..................... 10 9,992
Crown Americas LLC, 4.25%, 09/30/26 .... 30 29,063
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... 13 12,002
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
................ 47 47,881
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(b)
..................... 8 8,005
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 20 18,746
6.13% , 02/01/28 .................. 3 3,006
128,695
Diversified REITs — 0.2%
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 13 12,245
8.00% , 06/15/27 .................. 5 5,213
Prologis LP, 4.88%, 06/15/28 ........... 85 85,092
102,550
Diversified Telecommunication Services — 0.7%
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. 15 14,292
5.00% , 02/01/28 .................. 19 17,687
6.38% , 09/01/29 .................. 12 11,384
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. 17 16,458
5.00% , 05/01/28 .................. 7 6,498
8.75% , 05/15/30 .................. 6 6,139
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. 12 12,240
4.88% , 06/15/29 .................. 8 5,340
11.00% , 11/15/29 ................. 7 7,247
10.50% , 05/15/30 ................. 9 9,202
3.88% , 10/15/30 .................. 1 590
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 9 9,331
Verizon Communications, Inc.
2.10% , 03/22/28 .................. 190 171,050
4.33% , 09/21/28 .................. 18 17,599
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
47 38,688
343,745
Electric Utilities — 2.0%
Eurogrid GmbH, 3.92%, 02/01/34
(c)
....... EUR 100 109,943
Eversource Energy, 5.45%, 03/01/28 ...... USD 55 55,679
Exelon Corp., 5.15%, 03/15/28 .......... 150 150,367
NextEra Energy Capital Holdings, Inc.
4.20% , 06/20/24 .................. 230 229,204
6.05% , 03/01/25 .................. 75 75,285
4.90% , 02/28/28 .................. 50 49,843
NextEra Energy Operating Partners LP
(b)
4.25% , 07/15/24 .................. 13 12,885

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
7.25% , 01/15/29 .................. USD 4 $ 4,093
NRG Energy, Inc., 5.75%, 01/15/28 ....... 29 28,840
Pacific Gas & Electric Co., 6.10%, 01/15/29 .. 85 87,590
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 46 42,879
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
..... 91 87,595
934,203
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 4.00%, 04/15/29 .. 3 2,739
Vertiv Group Corp., 4.13%, 11/15/28 ...... 20 18,609
21,348
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
18 16,383
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 3 2,295
Live Nation Entertainment, Inc.
6.50% , 05/15/27 .................. 2 2,022
4.75% , 10/15/27 .................. 13 12,413
3.75% , 01/15/28 .................. 23 21,278
38,008
Financial Services — 0.9%
Block, Inc., 2.75%, 06/01/26 ........... 29 27,274
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 13 12,997
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................. 200 185,162
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 .................. 9 9,293
8.00% , 06/15/28 .................. 2 2,088
6.88% , 04/15/29 .................. 4 4,015
MGIC Investment Corp., 5.25%, 08/15/28 ... 10 9,714
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 20 19,572
6.00% , 01/15/27 .................. 3 2,958
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 4 4,278
PayPal Holdings, Inc., 2.65%, 10/01/26 .... 110 103,835
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... 5 5,138
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 15 13,859
3.88% , 03/01/31 .................. 2 1,742
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 15 14,503
416,428
Food Products — 0.4%
Chobani LLC, 4.63%, 11/15/28
(b)
......... 14 13,056
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 4 4,131
General Mills, Inc., 5.24%, 11/18/25 ....... 95 94,701
Kraft Heinz Foods Co., 3.00%, 06/01/26 .... 100 95,717
207,605
Ground Transportation — 0.1%
Uber Technologies, Inc.
(b)
6.25% , 01/15/28 .................. 28 28,115
4.50% , 08/15/29 .................. 10 9,488
37,603
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 26 24,638
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 26 26,901
Hologic, Inc., 4.63%, 02/01/28
(b)
......... 9 8,665
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 14 12,743
6.25% , 04/01/29 .................. 8 8,036
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
5.25% , 10/01/29 .................. USD 14 $ 13,232
Teleflex, Inc.
4.63% , 11/15/27 .................. 2 1,924
4.25% , 06/01/28
(b)
................. 12 11,260
107,399
Health Care Providers & Services — 1.8%
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 .................. 19 16,598
5.25% , 05/15/30 .................. 6 4,893
CVS Health Corp., 6.25%, 06/01/27 ....... 50 52,068
Elevance Health, Inc., 5.35%, 10/15/25 .... 225 225,119
Encompass Health Corp., 4.50%, 02/01/28 .. 34 32,382
HCA, Inc.
5.25% , 04/15/25 .................. 50 49,791
5.88% , 02/15/26 .................. 155 155,662
5.25% , 06/15/26 .................. 43 42,875
5.63% , 09/01/28 .................. 75 75,932
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 19 17,530
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
2 1,906
LifePoint Health, Inc., 11.00%, 10/15/30
(b)
... 11 11,757
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 22 20,681
Tenet Healthcare Corp., 6.13%, 06/15/30 ... 26 25,940
UnitedHealth Group, Inc., 2.95%, 10/15/27 .. 100 94,105
827,239
Health Care REITs — 0.3%
Healthpeak OP LLC, 1.35%, 02/01/27 ..... 100 90,242
Welltower OP LLC, 4.00%, 06/01/25 ...... 50 49,151
139,393
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88% , 01/15/28 .................. 8 7,518
4.38% , 01/15/28 .................. 35 33,108
4.00% , 10/15/30 .................. 10 8,910
Cedar Fair LP, 5.50%, 05/01/25 ......... 9 8,963
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28 .................. 58 57,914
5.88% , 04/01/29 .................. 12 12,020
3.75% , 05/01/29 .................. 2 1,834
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28 ...................... 4 4,230
Lindblad Expeditions LLC, 6.75%, 02/15/27 .. 12 12,093
Six Flags Entertainment Corp., 5.50%, 04/15/27 6 5,861
Vail Resorts, Inc., 6.25%, 05/15/25 ....... 7 7,002
159,453
Household Durables — 0.0%
(b)
Beazer Homes USA, Inc., 7.50%, 03/15/31 .. 2 2,020
Dream Finders Homes, Inc., 8.25%, 08/15/28 . 2 2,088
LGI Homes, Inc., 8.75%, 12/15/28 ........ 2 2,110
New Home Co., Inc. (The), 9.25%, 10/01/29 . 4 4,020
10,238
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 61 57,983
TransAlta Corp., 7.75%, 11/15/29 ........ 20 20,790
78,773
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, 6.63%, 12/15/30
(b)
.... 38 38,365
Insurance — 0.6%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 77 72,493
6.75% , 04/15/28 .................. 4 4,028
7.00% , 01/15/31 .................. 10 10,100

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc.
6.38% , 02/15/29 .................. USD 2 $ 2,011
4.88% , 06/30/29 .................. 3 2,800
Howden UK Refinance plc, 7.25%, 02/15/31 . 28 28,106
HUB International Ltd., 7.25%, 06/15/30 .... 63 64,745
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 ................. 10 10,424
NFP Corp., 4.88%, 08/15/28 ........... 52 52,117
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 48 48,802
295,626
IT Services — 0.1%
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 10 10,366
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 22 22,497
Twilio, Inc., 3.63%, 03/15/29 ........... 23 20,687
53,550
Leisure Products — 0.0%
(b)
Acushnet Co., 7.38%, 10/15/28 ......... 2 2,073
Amer Sports Co., 6.75%, 02/16/31 ....... 7 6,946
9,019
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 32 30,181
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 4 4,129
Star Parent, Inc., 9.00%, 10/01/30 ........ 17 17,991
52,301
Machinery — 0.1%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 6 5,442
Wabash National Corp., 4.50%, 10/15/28 ... 18 16,507
21,949
Media — 0.3%
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 17 16,025
9.00% , 09/15/28 .................. 39 40,623
7.88% , 04/01/30 .................. 15 14,912
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 19 17,975
GCI LLC, 4.75%, 10/15/28
(b)
........... 2 1,834
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 4 3,329
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 3 2,878
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 13 12,512
4.25% , 01/15/29 .................. 2 1,812
7.38% , 02/15/31 .................. 4 4,189
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 2 1,590
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 7 6,557
5.00% , 08/01/27 .................. 2 1,924
4.00% , 07/15/28 .................. 2 1,830
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 6 5,868
8.00% , 08/15/28 .................. 23 23,432
157,290
Metals & Mining — 0.4%
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 61 61,343
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 37 34,476
3.88% , 08/15/31 .................. 21 18,039
Steel Dynamics, Inc., 2.40%, 06/15/25 ..... 50 48,146
162,004
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%,
04/01/29
(b)
..................... 3 3,024
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.9%
Consumers Energy Co., 4.60%, 05/30/29 ... USD 135 $ 133,430
E.ON SE, 0.88%, 01/08/25
(c)
........... EUR 30 31,660
Engie SA, 3.88%, 03/06/36
(c)
........... 100 109,905
San Diego Gas & Electric Co., 4.95%, 08/15/28 USD 95 95,356
Sempra, 3.30%, 04/01/25 ............. 50 48,918
419,269
Oil, Gas & Consumable Fuels — 0.6%
Enbridge, Inc., 6.00%, 11/15/28 ......... 40 41,589
Eni SpA, 1.00%, 03/14/25
(c)
............ EUR 100 105,168
Kinder Morgan, Inc., 5.00%, 02/01/29 ..... USD 45 44,815
Targa Resources Corp., 5.20%, 07/01/27 ... 57 56,918
Western Midstream Operating LP, 6.35%,
01/15/29 ...................... 25 25,927
274,417
Passenger Airlines — 0.1%
(b)
American Airlines, Inc.
5.50% , 04/20/26 .................. 10 9,858
5.75% , 04/20/29 .................. 4 3,932
8.50% , 05/15/29 .................. 11 11,621
Mileage Plus Holdings LLC, 6.50%, 06/20/27 . —
(d)
1
United Airlines, Inc.
4.38% , 04/15/26 .................. 40 38,669
4.63% , 04/15/29 .................. 3 2,790
66,871
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 6 6,093
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 4.90%, 02/22/29 .. 50 50,210
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 11 10,832
3.13% , 02/15/29 .................. 2 1,911
3.50% , 04/01/30 .................. 4 3,810
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ...................... 111 109,421
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 21 19,575
195,759
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 .... 11 10,448
CoreLogic, Inc., 4.50%, 05/01/28 ........ 11 9,863
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 9 8,308
28,619
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 6 4,986
7.00% , 04/15/30
(b)
................. 5 4,452
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 16 15,800
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
12 11,510
36,748
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 4 3,651
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp., 3.88%, 01/15/27 ....... 20 19,389
Entegris, Inc.
(b)
4.38% , 04/15/28 .................. 8 7,519
4.75% , 04/15/29 .................. 27 25,875
Intel Corp., 4.88%, 02/10/28 ........... 70 70,173
Lam Research Corp.
3.80% , 03/15/25 .................. 6 5,914

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.75% , 03/15/26 .................. USD 143 $ 139,671
NXP BV, 2.70%, 05/01/25 ............. 330 319,862
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 5 4,500
Texas Instruments, Inc., 4.60%, 02/15/28 ... 100 100,035
692,938
Software — 1.7%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... 6 6,005
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 5 5,188
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 8 8,166
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 43 39,783
4.88% , 07/01/29 .................. 18 16,653
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
75 71,172
Elastic NV, 4.13%, 07/15/29
(b)
.......... 18 16,198
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 12 11,209
Gen Digital, Inc., 6.75%, 09/30/27
(b)
....... 10 10,143
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 7 6,753
Oracle Corp.
1.65% , 03/25/26 .................. 45 42,000
2.65% , 07/15/26 .................. 172 162,753
PTC, Inc., 4.00%, 02/15/28
(b)
........... 14 13,084
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
...... 7 6,143
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 25 24,444
UKG, Inc., 6.88%, 02/01/31
(b)
........... 48 48,899
VMware LLC
1.40% , 08/15/26 .................. 155 141,555
3.90% , 08/21/27 .................. 55 52,678
Workday, Inc., 3.50%, 04/01/27 ......... 80 76,605
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
22 19,804
779,235
Specialized REITs — 1.2%
American Tower Corp., 3.55%, 07/15/27 .... 50 47,530
Crown Castle, Inc.
3.20% , 09/01/24 .................. 50 49,490
1.05% , 07/15/26 .................. 153 139,072
Equinix, Inc.
1.00% , 09/15/25 .................. 200 187,038
1.55% , 03/15/28 .................. 65 56,379
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
..... 29 29,553
SBA Communications Corp.
3.88% , 02/15/27 .................. 22 20,924
3.13% , 02/01/29 .................. 6 5,295
535,281
Specialty Retail — 0.1%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 8 7,437
Home Depot, Inc. (The), 2.88%, 04/15/27 ... 55 52,182
59,619
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
.. 15 16,117
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 ........... 10 9,142
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 11 10,710
William Carter Co. (The), 5.63%, 03/15/27 ... 14 13,905
33,757
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
4 4,059
Fortress Transportation & Infrastructure
Investors LLC
(b)
9.75% , 08/01/27 .................. 2 2,071
5.50% , 05/01/28 .................. 5 4,845
7.88% , 12/01/30 .................. 13 13,651
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 14 13,751
IMCD NV, 4.88%, 09/18/28
(c)
........... EUR 100 111,883
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... USD 4 $ 3,750
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
... 42 42,307
United Rentals North America, Inc.
4.88% , 01/15/28 .................. 21 20,436
6.00% , 12/15/29
(b)
................. 15 15,100
WESCO Distribution, Inc.
(b)
7.25% , 06/15/28 .................. 24 24,502
6.38% , 03/15/29 .................. 10 10,103
266,458
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., 3.20%, 03/15/27 145 137,645
Sprint LLC, 7.63%, 03/01/26 ........... 23 23,762
T-Mobile USA, Inc.
2.25% , 02/15/26 .................. 23 21,764
2.63% , 04/15/26 .................. 270 256,473
439,644
Total Corporate Bonds — 34 .3%
(Cost: $ 16,056,347 ) ............................... 15,911,657
Foreign Agency Obligations
Canada — 0.8%
CDP Financial, Inc. , 1.00%
,
05/26/26
(b)
..... 400 369,042
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau , 0.00%
,
09/15/28
(c)
...................... EUR 200 191,687
Netherlands — 2.4%
Nederlandse Waterschapsbank NV
2.38% , 03/24/26
(c)
................. USD 300 286,529
2.38% , 03/24/26
(b)
................. 400 382,038
1.00% , 05/28/30
(c)
................. 550 448,261
1,116,828
Total Foreign Agency Obligations — 3 .6%
(Cost: $ 1,713,318 ) ............................... 1,677,557
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.1%
(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67
(a)
.......... 40 36,346
Barclays Mortgage Loan Trust, Series 2024-
NQM1, Class A1, 5.90%, 01/25/64
(e)
..... 99 98,511
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class A1, 6.60%, 09/25/63
(e)
..... 94 94,183
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)
.......... 82 77,825
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66
(a)
................. 76 65,653
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66
(a)
..... 73 62,903
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51
(a)
.............. 108 103,675
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66
(a)
................. 56 48,657
J.P. Morgan Mortgage Trust
Series 2021-15, Class A4, 2.50%, 06/25/52
(a)
138 119,607
Series 2021-7, Class A3, 2.50%, 11/25/51
(a)
104 83,527
Series 2024-2, Class A3, 6.00%, 08/25/54 . 38 38,039
MFA Trust, Series 2023-INV2, Class A1, 6.77%,
10/25/58
(e)
...................... 98 98,222
Mill City Mortgage Loan Trust, Series 2017-3,
Class A1, 2.75%, 01/25/61
(a)
.......... 16 15,469

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
OBX Trust, Series 2023-NQM6, Class A1,
6.52%, 07/25/63
(e)
................. USD 98 $ 98,595
PRKCM Trust, Series 2023-AFC3, Class A1,
6.58%, 09/25/58
(e)
................. 90 90,437
RCKT Mortgage Trust, Series 2022-4, Class A2,
3.50%, 06/25/52
(a)
................. 89 77,657
Towd Point Mortgage Trust
(a)
Series 2015-1, Class A5, 4.53%, 10/25/53 . 94 93,079
Series 2018-1, Class A1, 3.00%, 01/25/58 . 47 45,872
Series 2018-2, Class A1, 3.25%, 03/25/58 . 49 47,688
Series 2018-6, Class A1A, 3.75%, 03/25/58 69 67,031
1,462,976
Commercial Mortgage-Backed Securities — 3.4%
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
...................... 100 96,282
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 .......... 50 50,326
Benchmark Mortgage Trust
Series 2023-V3, Class A3, 6.36%,
07/15/56
(a)
.................... 50 52,256
Series 2024-V5, Class A3, 5.81%, 01/10/57 40 41,188
BX Commercial Mortgage Trust, Series 2024-
XL5, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.69%, 03/15/41
(a) (b)
100 100,050
BX Trust
(a)(b)
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.34%,
03/15/26 ..................... 30 29,985
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 8.29%,
03/15/26 ..................... 10 9,994
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.95%, 09/15/38
(a) (b)
................ 40 40,400
Commercial Mortgage Trust, Series 2015-
CR22, Class A5, 3.31%, 03/10/48 ....... 200 195,219
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 ..... 200 194,279
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................. 150 121,950
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. CME
Term SOFR at 0.76% Floor + 0.87%),
6.20%, 06/15/38
(a)
............... 100 98,500
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 88,468
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.08%, 08/15/34
(a) (b)
.............. 100 92,375
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C20, Class A4, 3.25%,
02/15/48 ....................... 180 176,359
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
..... 35 37,443
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ 100 100,750
Wells Fargo Commercial Mortgage Trust, Series
2016-LC25, Class A4, 3.64%, 12/15/59 ... 50 47,796
1,573,620
Total Non-Agency Mortgage-Backed Securities — 6 .5%
(Cost: $ 3,162,439 ) ............................... 3,036,596
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.7%
Federal Farm Credit Bank Bonds
1.30% , 02/03/31 .................. USD 150 $ 120,561
1.68% , 09/17/35 .................. 220 160,054
2.17% , 10/29/29 .................. 80 71,025
2.25% , 08/15/29 .................. 150 133,922
Federal Home Loan Bank Bonds
0.60% , 12/30/26 .................. 120 107,094
2.06% , 09/27/29 .................. 150 132,693
2.18% , 11/06/29 .................. 100 88,047
Federal Home Loan Mortgage Corp.
0.65% , 05/28/26 .................. 120 109,829
4.20% , 08/28/25 .................. 150 148,398
Federal National Mortgage Association
0.74% , 08/25/27 .................. 120 105,608
0.81% , 09/25/28 .................. 120 102,271
1,279,502
Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association , Series
2020-79 , 1.50% , 11/25/50 ............ 49 42,992
Government National Mortgage Association ,
Series 2020-127 , Class LP , 1.50% , 06/20/50 81 63,038
106,030
Mortgage-Backed Securities — 7.5%
Federal Home Loan Mortgage Corp. ,
2.50% , 10/01/31 .................. 136 126,926
Government National Mortgage Association
2.50% , 10/20/51 .................. 195 164,686
3.00% , 10/20/51 .................. 950 837,497
Uniform Mortgage-Backed Securities
2.50% , 02/01/35 - 11/01/51 ........... 451 404,472
3.00% , 11/01/51 .................. 246 216,279
3.50% , 11/01/51 .................. 914 839,931
4.50% , 04/25/54
(f)
................. 455 433,261
6.50% , 11/01/53 .................. 429 438,740
3,461,792
Total U.S. Government Sponsored Agency Securities — 10 .4%
(Cost: $ 5,253,946 ) ............................... 4,847,324
U.S. Treasury Obligations
U.S. Treasury Notes
3.88% , 01/15/26 .................. 350 344,996
4.00% , 02/15/26 - 01/15/27 ........... 1,510 1,491,702
4.63% , 03/15/26 - 11/15/26 ........... 3,545 3,551,278
3.75% , 04/15/26 .................. 1,560 1,533,066
3.63% , 05/15/26 .................. 555 543,987
4.50% , 07/15/26 .................. 900 898,664
4.38% , 08/15/26 - 12/15/26 ........... 1,585 1,580,334
4.13% , 02/15/27 .................. 1,170 1,160,128
4.25% , 03/15/27 .................. 790 786,359
Total U.S. Treasury Obligations — 25 .6%
(Cost: $ 11,944,512 ) ............................... 11,890,514
Total Long-Term Investments — 97.3%
(Cost: $ 46,094,761 ) ............................... 45,196,780

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Short-Term Securities
Commercial Paper — 0.5%
HSBC USA, Inc. , 6.55%
,
06/24/24
(g)
....... USD 250 $ 246,657
Total Commercial Paper — 0 .5%
(Cost: $ 246,412 ) ................................. 246,657
Shares
Shares
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(h) (i)
.................. 1,622,948 1,622,948
Total Money Market Funds — 3 .5%
(Cost: $ 1,622,948 ) ............................... 1,622,948
Total Short-Term Securities — 4.0%
(Cost: $ 1,869,360 ) ............................... 1,869,605
Total Investments Before TBA Sale Commitments — 101 .3%
(Cost: $ 47,964,121 ) ............................... 47,066,385
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — ( 0 .9 ) %
Uniform Mortgage-Backed Securities ,
4.50% , 04/25/54
(f)
................. USD (455) $ (433,261)
Total TBA Sale Commitments — ( 0 .9 ) %
(Proceeds: $ (436,125) ) ............................ (433,261)
Total Investments Net of TBA Sale Commitments — 100 .4%
(Cost: $ 47,527,996 ) ............................... 46,633,124
Liabilities in Excess of Other Assets — (0.4) % ............. (205,198)
Net Assets — 100.0% ...............................
$ 46,427,926
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Rounds to less than 1,000.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Represents or includes a TBA transaction.
(g)
Rates are discount rates or a range of discount rates as of period end.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 933,595 $ 689,353
(a)
$ — $ — $ — $ 1,622,948 1,622,948 $ 24,286 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 81 06/28/24 $ 16,563 $ (12,966)
Short Contracts
Euro-Bobl ............................................................... 6 06/06/24 765 (2,323)
Euro-Bund .............................................................. 2 06/06/24 288 (3,220)
Euro-Schatz ............................................................. 2 06/06/24 228 (172)
U.S. Treasury 10-Year Note ................................................... 16 06/18/24 1,773 1,463
U.S. Treasury 10-Year Ultra Note ............................................... 10 06/18/24 1,146 (6,214)
U.S. Treasury Long Bond ..................................................... 5 06/18/24 602 (11,377)
U.S. Treasury Ultra Bond ..................................................... 2 06/18/24 258 (5,817)
U.S. Treasury 5-Year Note .................................................... 52 06/28/24 5,565 (6,581)
(34,241)
$ (47,207)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 942,740 EUR 862,000 BNP Paribas SA 06/20/24 $ 9,755
USD 106,859 EUR 98,000 JPMorgan Chase Bank NA 06/20/24 788
$ 10,543
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5 .00 % Quarterly 12/20/28 USD 1,980 $ (148,245) $ (32,767) $ (115,478)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1 .00 Quarterly 06/20/29 USD 990 (22,610) (21,477) (1,133)
$ (170,855) $ (54,244) $ (116,611)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.23% Annual 1-day TONAR Annual 11/24/25 JPY 158,506 $ (198) $ — $ (198)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .07%

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ (54,244) $ — $ (116,809)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,463 $ — $ 1,463
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 10,543 — — 10,543
$ — $ — $ — $ 10,543 $ 1,463 $ — $ 12,006
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 48,670 $ — $ 48,670
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 116,611 — — 198 — 116,809
$ — $ 116,611 $ — $ — $ 48,868 $ — $ 165,479
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (22,862) $ — $ (22,862)
Forward foreign currency exchange contracts .... — — — (36,494) — — (36,494)
Options purchased
(a)
..................... — — — — (9,806) — (9,806)
Options written ........................ — — — — 5,540 — 5,540
Swaps .............................. — (21,880) — — (869) — (22,749)
$ — $ (21,880) $ — $ (36,494) $ (27,997) $ — $ (86,371)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (137,775) $ — $ (137,775)
Forward foreign currency exchange contracts .... — — — (19,949) — — (19,949)
Options purchased
(b)
..................... — — — — 6,431 — 6,431
Options written ........................ — — — — (3,853) — (3,853)
Swaps .............................. — (138,481) — — (198) — (138,679)
$ — $ (138,481) $ — $ (19,949) $ (135,395) $ — $ (293,825)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 16,209,309
Average notional value of contracts — short ................................................................................. $ 10,563,480
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,663,726
Options
Average value of option contracts purchased ................................................................................ $ —
(a)
Average value of option contracts written ................................................................................... $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,721,100
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,085,615
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 869
Forward f oreign currency exchange contracts ................................................................. 10,543 —
Swaps — centrally cleared .............................................................................. — 9,260
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 10,543 $ 10,129
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (10,129)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,543 $ —
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
BNP Paribas SA ................................. $ 9,755 $ — $ — $ — $ 9,755
JPMorgan Chase Bank NA .......................... 788 — — — 788
$ 10,543 $ — $ — $ — $ 10,543
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 7,833,132 $ — $ 7,833,132
Corporate Bonds ........................................ — 15,911,657 — 15,911,657
Foreign Agency Obligations ................................. — 1,677,557 — 1,677,557
Non-Agency Mortgage-Backed Securities ........................ — 3,036,596 — 3,036,596
U.S. Government Sponsored Agency Securities .................... — 4,847,324 — 4,847,324

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 11,890,514 $ — $ 11,890,514
Short-Term Securities
Commercial Paper ....................................... — 246,657 — 246,657
Money Market Funds ...................................... 1,622,948 — — 1,622,948
Liabilities
Investments
TBA Sale Commitments .................................... — (433,261) — (433,261)
$ 1,622,948 $ 45,010,176 $ — $ 46,633,124
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 10,543 $ — $ 10,543
Interest rate contracts ....................................... 1,463 — — 1,463
Liabilities
Credit contracts ........................................... — (116,611) — (116,611)
Interest rate contracts ....................................... (48,670) (198) — (48,868)
$ (47,207) $ (106,266) $ — $ (153,473)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.4%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 6.65%,
04/20/33 ................. USD 250 $ 250,055
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 7.38%, 10/27/34 ....... 250 249,002
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.81%, 07/20/34 ............ 250 250,188
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.71%,
10/20/34 ................. 250 250,134
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.19% Floor + 1.45%), 6.77%,
10/15/30 ................. 168 167,832
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 6.92%, 01/22/37 ....... 250 250,795
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class CR,
(3-mo. CME Term SOFR at 2.30%
Floor + 2.30%), 7.64%, 01/19/33 . 250 252,366
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.73%, 01/15/35 ............ 250 250,575
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ................. 250 249,824
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%),
6.81%, 08/16/34 ............ 250 249,397
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.84%,
10/25/34 ................. 250 247,078
2,667,246
Ireland — 0.3%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR +
1.36%), 6.69%, 07/25/51
(a) (b)
.... 118 117,388
United States — 5.2%
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL1,
Class A, (1-mo. CME Term SOFR
at 0.97% Floor + 1.08%), 6.41%,
12/15/35
(a) (b)
............... 58 57,632
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 6.82%, 07/15/36
(a) (b)
.... 250 250,150
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
481 429,803
Security
Par (000)
Par (000) Value
United States (continued)
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... USD 215 $ 171,336
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 98,836
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.18% Floor +
0.47%), 5.80%, 03/25/46
(b)
..... 125 97,115
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.39%, 10/19/38
(a) (b)
100 99,713
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43
(a)
.. 9 8,849
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 1.70% Floor +
1.81%), 7.14%, 11/15/30
(a) (b)
.... 66 66,298
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a) (c)
....... 183 176,607
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 493 435,188
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 7.70%, 10/25/39
(a) (b)
46 45,857
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 95 94,810
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 50 49,078
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 92 88,889
2,170,161
Total Asset-Backed Securities — 11.9%
(Cost: $ 5,054,407 ) .............................. 4,954,795
Corporate Bonds
Belgium — 0.2%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (d)
.... EUR 100 100,677
Canada — 0.2%
Algonquin Power & Utilities Corp. ,
5.37%
,
06/15/26
(c)
........... USD 30 29,838
Rogers Communications, Inc. , 5.30%
,
02/15/34 ................. 51 50,545
80,383
China — 0.1%
NXP BV
5.55% , 12/01/28 ............ 32 32,473
3.40% , 05/01/30 ............ 5 4,533
37,006
France — 1.8%
(d)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 96,518
4.13% , 09/18/30 ............ 200 225,041
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 99,513

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... EUR 100 $ 114,402
Elis SA , 3.75%
,
03/21/30 ........ 100 107,379
Engie SA , 1.75%
,
03/27/28 ....... 100 101,497
744,350
Germany — 1.2%
Deutsche Bank AG , 5.37%
,
09/09/27 USD 150 150,776
E.ON SE , 1.00%
,
10/07/25
(d)
...... EUR 100 104,123
Eurogrid GmbH , 3.92%
,
02/01/34
(d)
.. 100 109,943
Sartorius Finance BV , 4.50%
,
09/14/32
(d)
................ 100 113,614
478,456
Italy — 0.5%
(d)
Iren SpA , 1.95%
,
09/19/25 ....... 100 105,107
Snam SpA , 3.38%
,
02/19/28 ...... 100 107,882
212,989
South Africa — 0.5%
Anglo American Capital plc , 2.63%
,
09/10/30
(a)
................ USD 258 218,574
Spain — 0.5%
(b)(d)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30 ................. EUR 100 109,324
CaixaBank SA , (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26 ....... 100 102,037
211,361
Switzerland — 2.4%
Credit Suisse AG
4.75% , 08/09/24 ............ USD 250 249,087
0.45% , 05/19/25
(d)
........... EUR 100 104,174
UBS AG , 0.01%
,
06/29/26
(d)
....... 200 200,482
UBS Group AG
(b)
(1-Year EURIBOR ICE Swap Rate
+ 4.95%), 7.75% , 03/01/29
(d)
.. 100 123,006
(1-day SOFR + 5.02%), 9.02% ,
11/15/33
(a)
.............. USD 250 303,337
980,086
United Kingdom — 0.5%
National Grid plc , 0.25%
,
09/01/28
(d)
. EUR 100 93,831
RELX Capital, Inc. , 3.00%
,
05/22/30 . USD 18 16,155
SSE plc , 0.88%
,
09/06/25
(d)
....... EUR 100 103,791
213,777
United States — 25.0%
AbbVie, Inc.
5.05% , 03/15/34 ............ USD 23 23,285
4.55% , 03/15/35 ............ 59 57,026
4.70% , 05/14/45 ............ 69 64,522
5.40% , 03/15/54 ............ 5 5,146
AEP Texas, Inc.
3.95% , 06/01/28 ............ 64 61,066
5.25% , 05/15/52 ............ 22 20,652
Agilent Technologies, Inc. , 3.05%
,
09/22/26 ................. 37 35,245
American International Group, Inc. ,
4.75%
,
04/01/48 ............ 8 7,393
American Tower Corp. , 3.80%
,
08/15/29 ................. 355 331,308
Amgen, Inc.
4.05% , 08/18/29 ............ 177 170,129
5.25% , 03/02/30 ............ 40 40,608
Security
Par (000)
Par (000) Value
United States (continued)
4.40% , 02/22/62 ............ USD 30 $ 24,716
5.75% , 03/02/63 ............ 59 60,177
Aon Corp.
2.80% , 05/15/30 ............ 34 29,949
2.05% , 08/23/31 ............ 5 4,079
Aon North America, Inc. , 5.75%
,
03/01/54 ................. 14 14,353
AT&T, Inc.
2.75% , 06/01/31 ............ 28 24,118
2.25% , 02/01/32 ............ 16 13,004
5.40% , 02/15/34 ............ 67 67,879
5.25% , 03/01/37 ............ 17 16,713
4.75% , 05/15/46 ............ 59 52,837
4.50% , 03/09/48 ............ 51 43,379
3.50% , 09/15/53 ............ 20 14,110
3.65% , 09/15/59 ............ 73 50,824
Atmos Energy Corp.
2.85% , 02/15/52 ............ 10 6,482
6.20% , 11/15/53 ............ 4 4,506
Autodesk, Inc. , 2.85%
,
01/15/30 .... 19 16,977
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 74 55,257
5.40% , 06/01/53 ............ 27 26,853
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 50 51,723
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 217 222,498
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 38 32,735
Series N , (1-day SOFR + 1.22%),
2.65% , 03/11/32 .......... 79 66,754
(1-day SOFR + 1.33%), 2.97% ,
02/04/33 ............... 21 17,859
(1-day SOFR + 1.84%), 5.87% ,
09/15/34 ............... 101 104,754
(1-day SOFR + 1.65%), 5.47% ,
01/23/35 ............... 50 50,326
Becton Dickinson & Co. , 4.67%
,
06/06/47 ................. 12 10,753
Berry Global, Inc. , 1.65%
,
01/15/27 .. 44 39,943
Bristol-Myers Squibb Co.
5.10% , 02/22/31 ............ 15 15,145
6.25% , 11/15/53 ............ 11 12,391
Broadcom, Inc.
4.30% , 11/15/32 ............ 30 28,188
2.60% , 02/15/33
(a)
........... 56 45,481
3.42% , 04/15/33
(a)
........... 61 52,881
3.14% , 11/15/35
(a)
........... 32 25,853
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 19 19,336
3.30% , 09/15/51 ............ 33 23,727
Cameron LNG LLC , 3.30%
,
01/15/35
(a)
199 165,590
CenterPoint Energy Houston Electric
LLC
Series AE , 2.35% , 04/01/31 .... 10 8,474
Series AF , 3.35% , 04/01/51 .... 9 6,524
Charter Communications Operating
LLC
5.13% , 07/01/49 ............ 8 6,199
4.80% , 03/01/50 ............ 108 79,943
3.90% , 06/01/52 ............ 62 39,430
Cisco Systems, Inc. , 4.95%
,
02/26/31 40 40,353

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup, Inc.
(b)
(1-day SOFR + 1.28%), 3.07% ,
02/24/28 ............... USD 17 $ 15,991
(3-mo. CME Term SOFR + 1.41%),
3.52% , 10/27/28 .......... 29 27,345
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... 44 36,083
(1-day SOFR + 1.35%), 3.06% ,
01/25/33 ............... 5 4,251
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 35 33,742
(1-day SOFR + 2.34%), 6.27% ,
11/17/33 ............... 36 38,022
CNH Industrial Capital LLC , 3.95%
,
05/23/25 ................. 350 343,729
Comcast Corp.
4.65% , 02/15/33 ............ 34 33,366
3.75% , 04/01/40 ............ 5 4,156
2.89% , 11/01/51 ............ 18 11,684
2.94% , 11/01/56 ............ 37 23,295
2.99% , 11/01/63 ............ 48 29,479
5.50% , 05/15/64 ............ 25 25,032
Consolidated Edison Co. of New York,
Inc. , Series 07-A , 6.30%
,
08/15/37 17 18,365
Crown Castle, Inc. , 3.10%
,
11/15/29 . 304 271,296
CVS Health Corp.
4.78% , 03/25/38 ............ 40 36,939
5.05% , 03/25/48 ............ 12 10,898
Dell International LLC , 4.90%
,
10/01/26 78 77,519
Edison International
5.75% , 06/15/27 ............ 34 34,448
5.25% , 11/15/28 ............ 27 26,905
6.95% , 11/15/29 ............ 46 49,281
Elevance Health, Inc. , 4.55%
,
03/01/48 29 25,492
Equinix, Inc.
3.20% , 11/18/29 ............ 128 114,589
2.15% , 07/15/30 ............ 6 4,973
Eversource Energy , 5.45%
,
03/01/28 35 35,432
Extra Space Storage LP , 5.50%
,
07/01/30 ................. 10 10,102
FactSet Research Systems, Inc. ,
3.45%
,
03/01/32 ............ 69 60,922
FirstEnergy Transmission LLC , 4.55%
,
04/01/49
(a)
................ 36 30,462
Gilead Sciences, Inc.
1.65% , 10/01/30 ............ 40 32,950
4.00% , 09/01/36 ............ 38 34,089
2.60% , 10/01/40 ............ 25 17,643
4.80% , 04/01/44 ............ 49 45,616
Global Payments, Inc. , 5.30%
,
08/15/29 ................. 36 35,828
Goldman Sachs Group, Inc. (The)
(b)
(1-day SOFR + 1.11%), 2.64% ,
02/24/28 ............... 4 3,726
(1-day SOFR + 1.85%), 3.62% ,
03/15/28 ............... 4 3,826
(1-day SOFR + 1.73%), 4.48% ,
08/23/28 ............... 25 24,441
(3-mo. CME Term SOFR + 1.42%),
3.81% , 04/23/29 .......... 103 97,641
(1-day SOFR + 1.77%), 6.48% ,
10/24/29 ............... 18 18,938
(1-day SOFR + 1.25%), 2.38% ,
07/21/32 ............... 56 45,940
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.26%), 2.65% ,
10/21/32 ............... USD 108 $ 89,858
(1-day SOFR + 1.95%), 6.56% ,
10/24/34 ............... 70 76,370
Hartford Financial Services Group, Inc.
(The) , 2.90%
,
09/15/51 ........ 7 4,574
HCA, Inc.
5.38% , 09/01/26 ............ 4 3,999
3.50% , 09/01/30 ............ 184 166,402
5.50% , 06/15/47 ............ 22 20,914
Hewlett Packard Enterprise Co.
5.90% , 10/01/24 ............ 130 130,194
5.25% , 07/01/28 ............ 5 5,042
Humana, Inc. , 5.50%
,
03/15/53 .... 10 9,730
Intel Corp.
5.15% , 02/21/34 ............ 25 25,057
4.75% , 03/25/50 ............ 6 5,435
Invitation Homes Operating Partnership
LP
5.45% , 08/15/30 ............ 15 15,045
4.15% , 04/15/32 ............ 20 18,304
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... 53 54,077
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 4 3,856
(1-day SOFR + 1.57%), 6.09% ,
10/23/29 ............... 14 14,555
(1-day SOFR + 1.31%), 5.01% ,
01/23/30 ............... 24 23,902
(3-mo. CME Term SOFR + 1.51%),
2.74% , 10/15/30 .......... 33 29,224
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 56 54,141
(3-mo. EURIBOR + 1.28%), 4.46% ,
11/13/31
(d)
.............. EUR 100 114,035
(1-day SOFR + 1.81%), 6.25% ,
10/23/34 ............... USD 44 47,009
(1-day SOFR + 1.62%), 5.34% ,
01/23/35 ............... 15 15,059
Juniper Networks, Inc. , 3.75%
,
08/15/29 ................. 16 14,895
KeyCorp , (SOFR Index + 2.42%),
6.40%
,
03/06/35
(b)
........... 5 5,106
KLA Corp. , 3.30%
,
03/01/50 ...... 48 35,233
Lowe's Cos., Inc.
2.63% , 04/01/31 ............ 32 27,536
2.80% , 09/15/41 ............ 72 51,176
Marriott International, Inc. , 5.30%
,
05/15/34 ................. 62 61,322
Marsh & McLennan Cos., Inc. , 5.45%
,
03/15/53 ................. 11 11,072
Meta Platforms, Inc.
4.65% , 08/15/62 ............ 13 11,673
5.75% , 05/15/63 ............ 38 40,737
MidAmerican Energy Co. , 5.85%
,
09/15/54 ................. 50 53,349
Moody's Corp. , 3.25%
,
01/15/28 .... 39 37,080
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 44 40,700
(1-day SOFR + 2.24%), 6.30% ,
10/18/28 ............... 21 21,725
(1-day SOFR + 1.63%), 5.45% ,
07/20/29 ............... 228 229,999

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.83%), 6.41% ,
11/01/29 ............... USD 159 $ 166,721
(1-day SOFR + 1.14%), 2.70% ,
01/22/31 ............... 66 57,663
(1-day SOFR + 3.12%), 3.62% ,
04/01/31 ............... 192 176,088
(1-day SOFR + 1.73%), 5.47% ,
01/18/35 ............... 10 10,089
Motorola Solutions, Inc. , 5.60%
,
06/01/32 ................. 105 106,432
Nasdaq, Inc.
5.55% , 02/15/34 ............ 55 55,928
6.10% , 06/28/63 ............ 9 9,596
National Grid North America, Inc. ,
4.67%
,
09/12/33
(d)
........... EUR 100 114,584
Newmont Corp. , 2.80%
,
10/01/29 ... USD 21 18,841
NNN REIT, Inc.
3.50% , 04/15/51 ............ 6 4,343
3.00% , 04/15/52 ............ 13 8,367
Norfolk Southern Corp.
4.15% , 02/28/48 ............ 33 27,380
5.35% , 08/01/54 ............ 4 3,971
Northern States Power Co.
4.50% , 06/01/52 ............ 10 8,783
5.40% , 03/15/54 ............ 4 4,028
Ohio Power Co.
Series P , 2.60% , 04/01/30 ..... 5 4,352
Series Q , 1.63% , 01/15/31 ..... 58 46,267
5.00% , 06/01/33 ............ 35 34,343
Series R , 2.90% , 10/01/51 ..... 61 39,165
Omnicom Group, Inc.
3.60% , 04/15/26 ............ 82 79,644
2.60% , 08/01/31 ............ 5 4,235
ONE Gas, Inc. , 5.10%
,
04/01/29 .... 4 4,026
Oracle Corp.
3.60% , 04/01/40 ............ 122 96,169
4.00% , 07/15/46 ............ 41 32,298
4.00% , 11/15/47 ............ 4 3,123
3.60% , 04/01/50 ............ 10 7,225
5.55% , 02/06/53 ............ 16 15,652
4.38% , 05/15/55 ............ 5 4,024
Otis Worldwide Corp. , 5.25%
,
08/16/28 49 49,637
Owens Corning , 3.95%
,
08/15/29 ... 9 8,509
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 38,708
3.50% , 08/01/50 ............ 89 60,810
Paramount Global
5.85% , 09/01/43 ............ 9 7,292
5.25% , 04/01/44 ............ 5 3,718
4.90% , 08/15/44 ............ 3 2,145
4.60% , 01/15/45 ............ 2 1,378
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... 3 2,772
PECO Energy Co.
3.90% , 03/01/48 ............ 34 27,557
2.80% , 06/15/50 ............ 6 3,924
2.85% , 09/15/51 ............ 29 18,721
4.60% , 05/15/52 ............ 26 23,422
4.38% , 08/15/52 ............ 5 4,341
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 38 37,414
5.30% , 05/19/53 ............ 46 45,735
Piedmont Natural Gas Co., Inc. , 2.50%
,
03/15/31 ................. 11 9,277
Security
Par (000)
Par (000) Value
United States (continued)
Prologis LP , 4.38%
,
09/15/48 ...... USD 12 $ 10,469
Public Service Co. of New Hampshire ,
5.15%
,
01/15/53 ............ 32 31,292
Public Service Electric & Gas Co.
3.70% , 05/01/28 ............ 63 60,492
5.45% , 08/01/53 ............ 56 57,523
5.45% , 03/01/54 ............ 16 16,498
Realty Income Corp. , 3.10%
,
12/15/29 9 8,170
Republic Services, Inc. , 3.95%
,
05/15/28 ................. 52 50,283
RPM International, Inc. , 2.95%
,
01/15/32 ................. 25 21,159
Ryder System, Inc. , 4.30%
,
06/15/27 4 3,897
San Diego Gas & Electric Co. , 5.35%
,
04/01/53 ................. 45 44,322
Santander Holdings USA, Inc. , (1-day
SOFR + 2.50%), 6.17%
,
01/09/30
(b)
10 10,090
Solventum Corp.
(a)
5.45% , 02/25/27 ............ 119 119,411
6.00% , 05/15/64 ............ 12 11,895
Southern California Edison Co.
5.30% , 03/01/28 ............ 23 23,256
5.65% , 10/01/28 ............ 10 10,287
Series A , 4.20% , 03/01/29 ..... 14 13,496
2.85% , 08/01/29 ............ 52 46,827
2.25% , 06/01/30 ............ 82 69,680
5.95% , 11/01/32 ............ 112 117,449
Spire Missouri, Inc. , 3.30%
,
06/01/51 6 4,173
Sprint LLC
7.13% , 06/15/24 ............ 96 96,164
7.63% , 02/15/25 ............ 561 567,631
7.63% , 03/01/26 ............ 193 199,396
Texas Instruments, Inc.
4.15% , 05/15/48 ............ 5 4,305
5.00% , 03/14/53 ............ 12 11,773
Thermo Fisher Scientific, Inc. , 4.95%
,
11/21/32 .................. 101 101,435
T-Mobile USA, Inc.
4.75% , 02/01/28 ............ 576 568,356
3.88% , 04/15/30 ............ 11 10,305
3.50% , 04/15/31 ............ 15 13,546
5.20% , 01/15/33 ............ 41 41,046
Union Electric Co. , 2.63%
,
03/15/51 . 15 9,227
Union Pacific Corp.
3.84% , 03/20/60 ............ 20 15,356
3.55% , 05/20/61 ............ 40 28,708
3.80% , 04/06/71 ............ 8 5,941
UnitedHealth Group, Inc.
4.25% , 04/15/47 ............ 51 43,981
6.05% , 02/15/63 ............ 16 17,594
Verizon Communications, Inc.
4.02% , 12/03/29 ............ 52 49,614
2.55% , 03/21/31 ............ 50 42,716
2.36% , 03/15/32 ............ 241 198,053
5.25% , 03/16/37 ............ 31 31,341
2.65% , 11/20/40 ............ 6 4,228
3.70% , 03/22/61 ............ 16 11,699
Waste Management, Inc.
4.15% , 04/15/32 ............ 27 25,790
4.88% , 02/15/34 ............ 11 10,925
Wells Fargo & Co.
(b)
(1-day SOFR + 1.74%), 5.57% ,
07/25/29 ............... 34 34,403

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.79%), 6.30% ,
10/23/29 ............... USD 4 $ 4,166
(1-day SOFR + 1.50%), 5.20% ,
01/23/30 ............... 27 26,943
(1-day SOFR + 2.02%), 5.39% ,
04/24/34 ............... 51 50,683
(1-day SOFR + 1.99%), 5.56% ,
07/25/34 ............... 111 111,429
(1-day SOFR + 2.06%), 6.49% ,
10/23/34 ............... 4 4,290
10,432,684
Total Corporate Bonds — 32.9%
(Cost: $ 13,910,848 ) .............................. 13,710,343
Foreign Agency Obligations
France — 0.3%
Electricite de France SA , 3.75%
,
06/05/27
(d)
................ EUR 100 108,431
Italy — 0.2%
ACEA SpA , 0.00%
,
09/28/25
(d)
..... 100 101,834
Supranational — 0.4%
European Union , 2.50%
,
10/04/52
(d)
. 170 158,015
Total Foreign Agency Obligations — 0.9%
(Cost: $ 356,004 ) ................................ 368,280
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (d)
............... 139 148,607
France — 0.3%
French Republic , 3.00%
,
05/25/54
(a) (d)
141 143,936
Mexico — 0.8%
United Mexican States
8.50% , 03/01/29 ............ MXN 10 58,225
8.50% , 05/31/29 ............ 20 116,620
2.66% , 05/24/31 ............ USD 200 166,800
341,645
Panama — 0.4%
Republic of Panama , 3.88%
,
03/17/28 200 182,250
Peru — 0.1%
Republic of Peru , 3.55%
,
03/10/51 .. 35 25,217
Uruguay — 0.1%
Oriental Republic of Uruguay , 5.10%
,
06/18/50 ................. 25 24,180
Total Foreign Government Obligations — 2.1%
(Cost: $ 932,975 ) ................................ 865,835
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California - 0 .4%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... USD 20 $ 24,002
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,645
Los Angeles Unified School
District , Series 2010RY , GO ,
6.76% , 07/01/34 ............ 20 22,026
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 67,617
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 13,912
133,202
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 40 39,664
New Jersey - 0 .0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,620
New York - 0 .1%
Metropolitan Transportation Authority
Series 2009A-1 , RB ,
5.87% , 11/15/39 .......... 10 10,272
Series 2010A , RB , 6.67% , 11/15/39 10 11,007
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,365
Port Authority of New York & New
Jersey , Series 2011-168 , RB ,
4.93% , 10/01/51 ............ 15 14,739
41,383
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 13,380
Texas - 0 .0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ 10 10,535
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 15,512
26,047
Total Municipal Bonds — 0.6%
(Cost: $ 324,115 ) ................................ 263,296
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .1%
United States — 1.1%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.86%, 07/25/46 16 14,213
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 5.90%, 11/25/36 189 152,047
Impac Secured Assets Trust, Series
2006-2, Class 1A2B, (1-mo. CME
Term SOFR at 0.17% Floor and
11.50% Cap + 0.45%), 5.78%,
08/25/36
(b)
................ 98 97,827

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.42%, 10/25/37
(b)
........ USD 130 $ 77,830
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 100,065
441,982
Commercial Mortgage-Backed Securities — 3 .9%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.25% Floor + 4.22%), 9.55%,
12/15/34
(a) (b)
............... 125 117,251
United States — 3.6%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 240,853
BANK, Series 2022-BNK41, Class A4,
3.79%, 04/15/65
(b)
........... 80 73,409
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
6.19%, 04/15/36
(a) (b)
.......... 29 28,708
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.37%, 10/15/37 ... 111 110,913
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.34%, 02/15/39 ... 48 48,064
BX Trust, Series 2022-IND, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.82%, 04/15/37
(a) (b)
46 45,988
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(a) (b)
............... 25 20,318
Credit Suisse Mortgage Capital
Certificates, Series 2019-ICE4,
Class A, (1-mo. CME Term SOFR
at 0.98% Floor + 1.03%), 6.35%,
05/15/36
(a) (b)
............... 60 59,851
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(a) (b)
........ 250 189,758
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 7.14%, 04/15/38 ... 250 248,281
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 80 57,636
Morgan Stanley Capital I Trust, Series
2017-ASHF, Class G, (1-mo. CME
Term SOFR at 6.90% Floor +
7.20%), 12.52%, 11/15/34
(a) (b)
.... 20 18,580
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(a) (b)
40 27,400
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 452 338,452
Wells Fargo Commercial Mortgage
Trust, Series 2015-C26, Class AS,
3.58%, 02/15/48 ............ 20 19,452
1,527,663
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0 .0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.73%, 06/15/56
(b)
.... USD 199 $ 10,204
Total Non-Agency Mortgage-Backed Securities — 5.0%
(Cost: $ 2,308,207 ) .............................. 2,097,100
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Variable Rate Notes , Series 2018-
W5FX , Class CFX , (1-mo. LIBOR
USD + 0.00%), 3.54% , 04/25/28
(a) (b)
50 42,891
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage
Corp. , Series 389 , Class C45 ,
3.00% , 10/15/52 ............ 246 40,517
Federal National Mortgage Association
Series 428 , Class C16 ,
3.00% , 03/25/50 ........ 91 15,476
Series 437 , Class C11 ,
3.00% , 07/25/52 ........ 96 16,252
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 68 10,816
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 72 11,372
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 61 9,705
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 150 23,484
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 79 12,477
140,099
Mortgage-Backed Securities — 51.7%
Federal National Mortgage Association ,
3.00% , 12/01/50 ............ 625 550,154
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 104 84,983
2.50% , 10/20/51 - 12/20/51 ... 87 74,326
3.00% , 03/20/52 .......... 276 243,555
3.50% , 03/20/52 .......... 59 54,127
4.00% , 03/20/52 .......... 14 12,941
2.00% , 04/15/54
(e)
......... 452 369,993
2.50% , 04/15/54
(e)
......... 482 410,479
3.00% , 04/15/54
(e)
......... 142 124,947
3.50% , 04/15/54
(e)
......... 2,092 1,903,191
4.00% , 04/15/54
(e)
......... 197 183,863
5.00% , 04/15/54
(e)
......... 156 153,310
6.00% , 04/15/54
(e)
......... 103 103,900
6.50% , 04/15/54
(e)
......... 89 90,484
Uniform Mortgage-Backed Securities
1.50% , 04/25/39 - 04/25/54
(e)
.. 631 509,378
2.00% , 04/25/39
(e)
......... 471 417,328
2.50% , 04/25/39
(e)
......... 188 171,037
3.00% , 04/25/39 - 04/25/54
(e)
.. 261 232,263
3.50% , 04/25/39 - 04/25/54
(e)
.. 709 636,747
4.00% , 04/25/39 - 04/25/54
(e)
.. 207 192,489
4.50% , 04/25/39 - 04/25/54
(e)
.. 1,071 1,020,992
4.00% , 04/01/47 - 06/01/52 ... 1,353 1,264,293
4.50% , 06/01/50 .......... 199 192,665
2.00% , 10/01/51 - 11/01/51 ... 2,634 2,090,626
2.50% , 11/01/51 - 12/01/51 ... 2,898 2,410,211

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% , 11/01/51 .......... USD 246 $ 216,279
3.50% , 11/01/51 .......... 914 839,931
5.00% , 04/01/53 .......... 123 120,464
5.50% , 09/01/53 .......... 294 292,386
6.00% , 09/01/53 - 01/01/54 ... 354 357,666
6.50% , 10/01/53 - 01/01/54 ... 341 349,657
7.00% , 12/01/53 - 01/01/54 ... 152 156,778
7.50% , 12/01/53 - 01/01/54 ... 20 21,042
5.00% , 04/25/54
(e)
......... 1,300 1,268,643
5.50% , 04/25/54
(e)
......... 2,117 2,106,372
6.50% , 04/25/54
(e)
......... 897 915,983
7.00% , 04/25/54 - 05/25/54
(e)
.. 1,356 1,396,748
21,540,231
Total U.S. Government Sponsored Agency Securities
—
52 .1%
(Cost: $ 22,889,243 ) .............................. 21,723,221
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 08/15/39 ............ 142 145,899
1.13% , 05/15/40 - 08/15/40 ..... 280 174,136
4.38% , 05/15/40 - 05/15/41 ..... 92 92,003
1.38% , 11/15/40 ............ 140 90,027
4.25% , 11/15/40 - 02/15/54 ..... 156 153,773
4.75% , 02/15/41 - 11/15/53 ..... 255 268,093
1.75% , 08/15/41 ............ 140 94,478
2.00% , 11/15/41 - 08/15/51 ..... 173 117,288
3.00% , 05/15/42 - 08/15/52 ..... 597 470,535
4.00% , 11/15/42 - 11/15/52 ..... 142 133,626
3.88% , 02/15/43 ............ 605 558,901
3.63% , 08/15/43 - 05/15/53 ..... 150 132,167
3.75% , 11/15/43 ............ 75 67,843
2.75% , 11/15/47 ............ 198 147,943
2.88% , 05/15/49 - 05/15/52 ..... 233 176,529
2.25% , 08/15/49 - 02/15/52 ..... 145 96,111
2.38% , 05/15/51 ............ 107 72,775
1.88% , 11/15/51 ............ 78 46,598
4.13% , 08/15/53 ............ 178 170,882
U.S. Treasury Inflation Linked Notes ,
2.38% , 10/15/28 ............ 910 931,353
U.S. Treasury Notes
2.63% , 04/15/25 ............ 142 138,974
0.38% , 04/30/25 - 09/30/27 ..... 353 330,728
2.88% , 06/15/25 - 04/30/29 ..... 192 186,140
0.25% , 06/30/25 - 07/31/25 ..... 220 207,195
3.50% , 09/15/25 - 01/31/28 ..... 154 151,103
0.50% , 02/28/26 - 05/31/27 ..... 447 402,153
4.63% , 02/28/26 - 09/30/30 ..... 80 79,957
0.75% , 03/31/26 ............ 424 392,955
0.88% , 06/30/26 - 09/30/26 ..... 217 199,691
0.63% , 07/31/26 ............ 52 47,523
1.13% , 10/31/26 ............ 42 38,574
1.63% , 11/30/26 - 05/15/31 ..... 234 205,315
4.38% , 12/15/26 ............ 1 998
1.50% , 01/31/27 ............ 5 4,611
4.13% , 02/15/27 - 11/15/32 ..... 113 112,137
1.88% , 02/28/27 - 02/28/29 ..... 149 138,536
4.25% , 03/15/27 - 02/28/31 ..... 237 236,204
2.75% , 04/30/27 - 08/15/32 ..... 210 196,153
1.25% , 03/31/28 - 08/15/31 ..... 724 618,060
3.63% , 03/31/28 ............ 423 412,651
4.00% , 06/30/28 - 02/15/34 ..... 588 579,503
1.75% , 01/31/29 ............ 8 7,136
4.88% , 10/31/30 ............ 3 3,109
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 05/15/33 ............ USD 7 $ 6,558
Total U.S. Treasury Obligations — 21.2%
(Cost: $ 9,268,407 ) .............................. 8,836,924
Total Long-Term Investments — 126 .7%
(Cost: $ 55,044,206 ) .............................. 52,819,794
Shares
Shares
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(f) (g)
.... 923,213 923,213
Total Short-Term Securities — 2 .2%
(Cost: $ 923,213 ) ................................ 923,213
Total Options Purchased — 0 .0%
(Cost: $ 9,637 ) ................................. 10,566
Total Investments Before Options Written and TBA Sale
Commitments — 128.9%
(Cost: $ 55,977,056 ) .............................. 53,753,573
Total Options Written — ( 0 .1 ) %
(Premiums Received — $ (37,173) ) ................... (31,842)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Government National Mortgage
Association
4.50% , 04/15/54 ............ (133) (127,790)
5.50% , 04/15/54 ............ (158) (157,852)
Uniform Mortgage-Backed Securities
1.50% , 04/25/39 ............ (3) (2,598)
2.00% , 04/25/39 - 04/25/54 ..... (272) (215,719)
2.50% , 04/25/39 - 04/25/54 ..... (1,139) (941,588)
3.50% , 04/25/39 - 05/25/54 ..... (1,835) (1,642,937)
4.00% , 04/25/54 - 05/25/54 ..... (1,016) (941,134)
4.50% , 04/25/54 ............ (24) (22,853)
5.00% , 04/25/54 ............ (640) (624,425)
5.50% , 04/25/54 ............ (1,053) (1,047,773)
6.00% , 04/25/54 ............ (65) (65,592)
6.50% , 04/25/54 - 05/25/54 ..... (1,911) (1,951,519)
7.00% , 04/25/54 ............ (400) (412,284)
Total TBA Sale Commitments — ( 19 .5 ) %
(Proceeds: $ (8,161,737) ) .......................... (8,154,064)
Total Investments Net of Options Written and TBA Sale
Commitments — 109 .3%
(Cost: $ 47,778,146 ) .............................. 45,567,667
Liabilities in Excess of Other Assets — (9.3) % ............ (3,878,849)
Net Assets — 100.0% .............................. $ 41,688,818

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
evel
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Represents or includes a TBA transaction.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,232,587 $ — $ (1,313,034)
(a)
$ 3,660 $ — $ 923,213 923,213 $ 41,204 $ —
— —
(a)
Represents net amount purchased (sold).

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 8 06/18/24 $ 886 $ (196)
U.S. Treasury Long Bond ..................................................... 3 06/18/24 361 3,378
U.S. Treasury Ultra Bond ..................................................... 3 06/18/24 387 5,430
U.S. Treasury 2-Year Note .................................................... 14 06/28/24 2,863 (3,373)
U.S. Treasury 5-Year Note .................................................... 14 06/28/24 1,498 (858)
4,381
Short Contracts
Euro-Bobl ............................................................... 7 06/06/24 893 (4,987)
Euro-Bund .............................................................. 4 06/06/24 576 (6,384)
Euro-Schatz ............................................................. 6 06/06/24 684 (517)
U.S. Treasury 10-Year Ultra Note ............................................... 10 06/18/24 1,146 (4,714)
(16,602)
$ (12,221)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,178 EUR 2,000 Deutsche Bank AG 06/20/24 $ 13
USD 7,633 EUR 7,000 JPMorgan Chase Bank NA 06/20/24 57
USD 125,318 EUR 115,000 Morgan Stanley & Co. International plc 06/20/24 848
USD 13,031 EUR 12,000 State Street Bank and Trust Co. 06/20/24 43
USD 2,960,822 EUR 2,707,700 UBS AG 06/20/24 30,142
$ 31,103
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 1,154 $ 10,307
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.33% Annual Bank of America NA 04/05/24 3 .33 % USD 124 $ —
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Bank of America NA 04/12/24 3 .28 USD 123 1
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.51% Annual Deutsche Bank AG 04/19/24 3 .51 USD 121 59
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.43% Annual
JPMorgan Chase
Bank NA 04/26/24 3 .43 USD 114 57
117
Put
10-Year Interest Rate Swap
(a)
4.13% Annual 1-day SOFR Annual Bank of America NA 04/05/24 4 .13 USD 124 6
10-Year Interest Rate Swap
(a)
4.08% Annual 1-day SOFR Annual Bank of America NA 04/12/24 4 .08 USD 123 62
10-Year Interest Rate Swap
(a)
4.31% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 4 .31 USD 121 16

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
4.23% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 4 .23 % USD 114 $ 58
142
$ 259
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.53% Annual 1-day SOFR Annual Bank of America NA 04/05/24 3 .53 % USD 124 $ (3)
10-Year Interest Rate Swap
(a)
3.48% Annual 1-day SOFR Annual Bank of America NA 04/12/24 3 .48 USD 123 (15)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 3 .71 USD 121 (359)
10-Year Interest Rate Swap
(a)
3.63% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 3 .63 USD 114 (276)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 17 (1,346)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3 .96 USD 6 (287)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4 .00 USD 31 (1,652)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3 .97 USD 38 (1,956)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3 .84 USD 37 (1,677)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3 .96 USD 22 (1,116)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 6 (175)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/06/26 3 .55 USD 39 (1,444)
10-Year Interest Rate Swap
(a)
3.59% Annual 1-day SOFR Annual Deutsche Bank AG 03/06/26 3 .59 USD 29 (1,116)
10-Year Interest Rate Swap
(a)
3.54% Annual 1-day SOFR Annual Citibank NA 03/09/26 3 .54 USD 46 (1,676)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual Citibank NA 03/09/26 3 .55 USD 37 (1,359)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Goldman Sachs
International 03/11/26 3 .55 USD 23 (851)
10-Year Interest Rate Swap
(a)
3.64% Annual 1-day SOFR Annual Bank of America NA 03/13/26 3 .64 USD 38 (1,560)
(16,868)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual Bank of America NA 04/05/24 3 .93 USD 124 (165)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Bank of America NA 04/12/24 3 .88 USD 123 (452)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 04/19/24 4 .11 USD 121 (99)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
JPMorgan Chase
Bank NA 04/26/24 4 .03 USD 114 (242)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 17 (290)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3 .96 USD 6 (166)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4 .00 USD 31 (878)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3 .97 USD 38 (1,112)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3 .84 USD 37 (1,216)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3 .96 USD 22 (647)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 6 (292)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Morgan Stanley & Co.
International plc 03/06/26 3 .55 USD 39 (1,753)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Annual Deutsche Bank AG 03/06/26 3 .59 USD 29 (1,263)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.54% Annual Citibank NA 03/09/26 3 .54 USD 46 (2,096)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Citibank NA 03/09/26 3 .55 USD 37 (1,658)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 03/11/26 3 .55 % USD 23 $ (1,037)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.64% Annual Bank of America NA 03/13/26 3 .64 USD 38 (1,608)
(14,974)
$ (31,842)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 707 $ 52,203 $ 51,328 $ 875
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.17% Semi-Annual 1-day REPO_CORRA Semi-Annual 03/22/26 CAD 592 $ 125 $ — $ 125
1-day SOFR Annual 4.52% Annual 03/26/26 USD 434 (290) — (290)
2.49% Annual 6-mo. EURIBOR Semi-Annual 02/19/54 EUR 90 (3,066) — (3,066)
2.51% Annual 6-mo. EURIBOR Semi-Annual 02/20/54 EUR 126 (4,973) — (4,973)
2.51% Annual 6-mo. EURIBOR Semi-Annual 02/20/54 EUR 90 (3,402) — (3,402)
2.51% Annual 6-mo. EURIBOR Semi-Annual 03/01/54 EUR 45 (1,771) — (1,771)
2.46% Annual 6-mo. EURIBOR Semi-Annual 03/22/54 EUR 19 (544) — (544)
$ (13,921) $ — $ (13,921)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17 $ (455) $ (404) $ (51)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .05%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .85

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 51,328 $ — $ 1,000 $ (14,046) $ —
OTC Swaps ..................................................... — (404) — (51) —
Options Written ................................................... N/A N/A 6,481 (1,150) (31,842)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 8,808 $ — $ 8,808
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 31,103 — — 31,103
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 10,307 259 — 10,566
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 875 — — 125 — 1,000
$ — $ 875 $ — $ 41,410 $ 9,192 $ — $ 51,477
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 21,029 $ — $ 21,029
Options written
(b)
Options written at value ..................... — — — — 31,842 — 31,842
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 14,046 — 14,046
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 455 — — — — 455
$ — $ 455 $ — $ — $ 66,917 $ — $ 67,372
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (11,043) $ — $ (11,043)
Forward foreign currency exchange contracts .... — — — (34,519) — — (34,519)
Options purchased
(a)
..................... — — — (5,430) (179,217) — (184,647)
Options written ........................ — — — 1,274 134,359 — 135,633
Swaps .............................. — 20,732 — — (33,464) 4,624 (8,108)
$ — $ 20,732 $ — $ (38,675) $ (89,365) $ 4,624 $ (102,684)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (7,712) $ — $ (7,712)
Forward foreign currency exchange contracts .... — — — 10,188 — — 10,188
Options purchased
(b)
..................... — — — 1,883 (68,859) — (66,976)
Options written ........................ — — — — 103,384 — 103,384
Swaps .............................. — 902 — — (21,182) (1,888) (22,168)
$ — $ 902 $ — $ 12,071 $ 5,631 $ (1,888) $ 16,716
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,950,428
Average notional value of contracts — short ................................................................................. $ 7,879,641
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,673,216
Options
Average value of option contracts purchased ................................................................................ $ 14,294
Average value of option contracts written ................................................................................... $ 9,282
Average notional value of swaption contracts purchased ......................................................................... $ 1,604,701
Average notional value of swaption contracts written ........................................................................... $ 4,981,897
Credit default swaps
Average notional value — buy protection ................................................................................... $ 17,000
Average notional value — sell protection ................................................................................... $ 353,500
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 777,316
Average notional value — receives fixed rate ................................................................................ $ 1,131,561
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ —
(a)
Average notional value — receives fixed rate ................................................................................ $ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 2,823
Forward f oreign currency exchange contracts ................................................................. 31,103 —
Options
(a) (b)
........................................................................................ 10,566 31,842
Swaps — centrally cleared .............................................................................. — 6,033
Swaps — OTC
(c)
..................................................................................... — 455
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 41,669 $ 41,153
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (8,856)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 41,669 $ 32,297
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 10,376 $ (9,226) $ — $ — $ 1,150
Deutsche Bank AG ............................... 88 (88) — — —
JPMorgan Chase Bank NA .......................... 172 (172) — — —
Morgan Stanley & Co. International plc .................. 848 (848) — — —
State Street Bank and Trust Co. ...................... 43 — — — 43
UBS AG ...................................... 30,142 — — — 30,142
$ 41,669 $ (10,334) $ — $ — $ 31,335
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 9,226 $ (9,226) $ — $ — $ —
Citibank NA .................................... 11,620 — — — 11,620
Deutsche Bank AG ............................... 3,290 (88) — — 3,202
Goldman Sachs International ........................ 1,888 — — — 1,888
JPMorgan Chase Bank NA .......................... 2,609 (172) — — 2,437
Morgan Stanley & Co. International plc .................. 3,664 (848) — — 2,816
$ 32,297 $ (10,334) $ — $ — $ 21,963
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 4,954,795 $ — $ 4,954,795
Corporate Bonds ........................................ — 13,710,343 — 13,710,343
Foreign Agency Obligations ................................. — 368,280 — 368,280
Foreign Government Obligations .............................. — 865,835 — 865,835
Municipal Bonds ......................................... — 263,296 — 263,296
Non-Agency Mortgage-Backed Securities ........................ — 2,097,100 — 2,097,100
U.S. Government Sponsored Agency Securities .................... — 21,723,221 — 21,723,221
U.S. Treasury Obligations ................................... — 8,836,924 — 8,836,924
Short-Term Securities
Money Market Funds ...................................... 923,213 — — 923,213
Options Purchased
Foreign currency exchange contracts ........................... — 10,307 — 10,307
Interest rate contracts ...................................... — 259 — 259
Liabilities
Investments
TBA Sale Commitments .................................... — (8,154,064) — (8,154,064)
$ 923,213 $ 44,676,296 $ — $ 45,599,509
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 875 $ — $ 875
Foreign currency exchange contracts ............................ — 31,103 — 31,103
Interest rate contracts ....................................... 8,808 125 — 8,933
Liabilities
Credit contracts ........................................... — (51) — (51)
Interest rate contracts ....................................... (21,029) (45,888) — (66,917)
$ (12,221) $ (13,836) $ — $ (26,057)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)

March 31, 2024

Financial Statements
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 44,048,528 $ 45,443,437 $ 52,830,360
Investments, at value — affiliated
(b)
............................................................ 1,594,611 1,622,948 923,213
Cash ............................................................................... 24,361 9,434 —
Cash pledged:
Futures contracts ...................................................................... 10,000 210,000 105,000
Centrally cleared swaps .................................................................. — 118,000 122,000
Foreign currency, at value
(c)
................................................................. — 22,964 165,670
Receivables: – – –
Investment s sold ...................................................................... 162,182 115,652 216,743
Swaps   ............................................................................ — — 51,847
TBA sale commitments .................................................................. — 436,125 8,161,737
Dividends — affiliated ................................................................... 3,736 6,187 3,227
Interest — unaffiliated ................................................................... 679,159 355,838 361,636
From the Manager ..................................................................... 11,875 15,995 31,877
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 10,543 31,103
Prepaid e xpenses ....................................................................... 31,793 37,285 58,659
Total a ssets ...........................................................................
46,566,245 48,404,408 63,063,072
LIABILITIES
Bank overdraft .......................................................................... — — 6,838
Options written, at value
(d)
.................................................................. — — 31,842
TBA sale commitments, at value
(e)
............................................................ — 433,261 8,154,064
Payables: – – –
Investments purchased .................................................................. 1,658,630 1,287,555 12,784,336
Swaps   ............................................................................ — — 51,366
Accounting services fees ................................................................. 43,350 25,031 42,228
Administration fees ..................................................................... 4 3 9
Capital shares redeemed ................................................................. — 217 652
Custodian fees ........................................................................ 6,252 6,485 10,395
Income dividend distributions .............................................................. 247,921 158,452 151,884
Interest expense ...................................................................... 116 3,232 45,182
Professional fees ...................................................................... 54,939 34,413 46,697
Registration fees ...................................................................... 1,376 — 6
Service fees ......................................................................... 19 22 27
Transfer agent fees .................................................................... 388 1,545 285
Other accrued expenses ................................................................. 11,474 16,137 39,132
Variation margin on futures contracts ......................................................... 397 869 2,823
Variation margin on centrally cleared swaps .................................................... — 9,260 6,033
Swap premiums received .................................................................. — — 404
Unrealized depreciation on: – – –
OTC swaps .......................................................................... — — 51
Total li abilities ..........................................................................
2,024,866 1,976,482 21,374,254
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 44,541,379 $ 46,427,926 $ 41,688,818

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 50,066,743 $ 50,125,682 $ 50,404,460
Accumulated loss ....................................................................... (5,525,364) (3,697,756) (8,715,642)
NET ASSETS ..........................................................................
$ 44,541,379 $ 46,427,926 $ 41,688,818
(a)
  Investments, at cost — unaffiliated ..................................................... $ 44,490,581 $ 46,341,173 $ 55,053,843
(b)
  Investments, at cost — affiliated ....................................................... $ 1,594,611 $ 1,622,948 $ 923,213
(c)
  Foreign currency, at cost ........................................................... $ — $ 23,848 $ 166,418
(d)
  Premiums received ............................................................... $ — $ — $ 37,173
(e)
  Proceeds received from TBA sale commitments ............................................. $ — $ 436,125 $ 8,161,737

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2024

Financial Statements
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
BlackRock
Sustainable Low
Duration Bond
Fund
BlackRock
Sustainable Total
Return Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 235,016 $ 205,432 $ 512,886
Shares outstanding ..................................................................
26,475 22,225 62,225
Net asset value .....................................................................
$ 8.88 $ 9.24 $ 8.24
Shares authorized ...................................................................
Unlimited Unlimited 500 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets .........................................................................
$ 99,584 $ 109,246 $ 134,267
Shares outstanding ..................................................................
11,219 11,816 16,290
Net asset value .....................................................................
$ 8.88 $ 9.25 $ 8.24
Shares authorized ...................................................................
Unlimited Unlimited 300 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets .........................................................................
$ 44,206,779 $ 46,113,248 $ 41,041,665
Shares outstanding ..................................................................
4,980,000 4,987,788 4,980,000
Net asset value .....................................................................
$ 8.88 $ 9.25 $ 8.24
Shares authorized ...................................................................
Unlimited Unlimited 500 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations
(unaudited)
Six Months Ended March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 731 $ — $ —
Dividends — affiliated ................................................................... 23,391 24,286 41,204
Interest — unaffiliated ................................................................... 1,529,231 1,023,229 940,358
Total investment income ...................................................................
1,553,353 1,047,515 981,562
EXPENSES
Investment advisory .................................................................... 108,911 71,555 80,084
Professional ......................................................................... 70,883 70,441 101,833
Accounting services .................................................................... 43,351 24,833 42,274
Registration ......................................................................... 29,107 28,651 38,858
Printing and postage ................................................................... 25,471 27,346 31,168
Administration ....................................................................... 9,257 9,810 8,727
Custodian ........................................................................... 5,839 6,398 11,749
Administration — class specific ............................................................ 4,357 4,616 4,107
Directors and Officer ................................................................... 818 821 816
Service and distribution — class specific ...................................................... 124 136 165
Transfer agent — class specific ............................................................ 111 405 143
Miscellaneous ........................................................................ 5,580 9,830 21,834
Total expenses excluding interest expense .......................................................
303,809 254,842 341,758
Interest expense ...................................................................... — 13 301
Total e xpenses .........................................................................
303,809 254,855 342,059
Less: – – –
Administration fees waived ............................................................... (9,257) (9,810) (8,727)
Administration fees waived by the Manager — class specific ......................................... (4,329) (4,597) (4,057)
Fees waived and/or reimbursed by the Manager ................................................. (173,030) (157,602) (247,066)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (69) (368) (59)
Total ex penses after fees waived and/or reimbursed ................................................
117,124 82,478 82,150
Net investment income ....................................................................
1,436,229 965,037 899,412
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,182,673 $ 698,394 $ 1,564,795
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (690,723) $ (304,236) $ (650,935)
Investments — affiliated ............................................................... — — 3,660
Forward foreign currency exchange contracts ................................................. — (36,494) (34,519)
Foreign currency transactions ........................................................... — 850 8,484
Futures contracts .................................................................... (2,528) (22,862) (11,043)
Options written ..................................................................... — 5,540 135,633
Swaps   .......................................................................... — (22,749) (8,108)
(693,251) (379,951) (556,828)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 2,869,118 1,378,544 2,039,131
Forward foreign currency exchange contracts ................................................. — (19,949) 10,188
Foreign currency translations ............................................................ — 59 (1,200)
Futures contracts .................................................................... 6,806 (137,775) (7,712)
Options written ..................................................................... — (3,853) 103,384
Swaps   .......................................................................... — (138,679) (22,168)
2,875,924 1,078,347 2,121,623
Net realized and unrealized gain .............................................................
2,182,673 698,396 1,564,795
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 3,618,902 $ 1,663,433 $ 2,464,207

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond
Fund
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,436,229 $ 2,417,720 $ 965,037 $ 1,621,253
Net realized loss ................................................ (693,251) (2,434,185) (379,951) (1,831,988)
Net change in unrealized appreciation (depreciation) ........................ 2,875,924 3,804,030 1,078,347 1,754,115
Net increase in net assets resulting from operations ...........................
3,618,902 3,787,565 1,663,433 1,543,380
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (7,279) (6,726) (3,836) (4,614)
Investor A .................................................... (3,057) (5,049) (2,018) (5,191)
Class K ...................................................... (1,402,589) (2,511,492) (920,502) (2,302,577)
Decrease in net assets resulting from distributions to shareholders .................
(1,412,925) (2,523,267) (926,356) (2,312,382)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(355) 148,952 131,175 51,755
NET ASSETS
Total increase (decrease) in net assets ................................... 2,205,622 1,413,250 868,252 (717,247)
Beginning of period ................................................
42,335,757 40,922,507 45,559,674 46,276,921
End of period ....................................................
$ 44,541,379 $ 42,335,757 $ 46,427,926 $ 45,559,674
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Sustainable Total Return Fund
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 899,412 $ 1,526,865
Net realized loss .................................................................................. (556,828) (2,947,064)
Net change in unrealized appreciation (depreciation) .......................................................... 2,121,623 2,026,803
Net increase in net assets resulting from operations .............................................................
2,464,207 606,604
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (9,293) (4,251)
Investor A ...................................................................................... (2,618) (5,248)
Class K ........................................................................................ (875,728) (2,103,823)
Decrease in net assets resulting from distributions to shareholders ...................................................
(887,639) (2,113,322)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
316,197 146,033
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 1,892,765 (1,360,685)
Beginning of period ..................................................................................
39,796,053 41,156,738
End of period ......................................................................................
$ 41,688,818 $ 39,796,053
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .......................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
...............................................
0 .28  0 .49  0 .37  0 .05
Net realized and unrealized gain (loss) ......................................
0 .44  0 .27  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations .............................. 0.72  0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................................. (0.28) (0.50) (0.41) (0.06)
Net asset value, end of period ............................................ $ 8.88  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — — —
Based on net asset value ................................................ 8.63%
(e)
9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................
1.41%
(g)
1.56% 1.75% 1.32%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................
0.58%
(g)
0.58% 0.57% 0.58%
(g)
Net investment income .................................................
6.55%
(g)
5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ............................................ $ 235  $ 217  $ 83  $ 99
Portfolio turnover rate ................................................... 37% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
................................................
0 .27  0 .46  0 .34  0 .05
Net realized and unrealized gain (loss) .......................................
0 .44  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ............................... 0.71  0.74  (1.38) 0.00
Distributions from net investment income
(c)
................................... (0.27) (0.48) (0.38) (0.06)
Net asset value, end of period ............................................. $ 8.88  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — — —
Based on net asset value ................................................. 8.50%
(e)
9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
1.72%
(g)
1.83% 2.00% 1.58%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
0.84%
(g)
0.83% 0.82% 0.83%
(g)
Net investment income ..................................................
6.29%
(g)
5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 100  $ 101  $ 84  $ 99
Portfolio turnover rate .................................................... 37% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .......................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
...............................................
0 .29  0 .48  0 .37  0 .05
Net realized and unrealized gain (loss) ......................................
0 .43  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations .............................. 0.72  0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................................. (0.28) (0.50) (0.41) (0.06)
Net asset value, end of period ............................................ $ 8.88  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — — —
Based on net asset value ................................................ 8.66%
(e)
9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................
1.39%
(g)
1.52% 1.46% 0.96%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................
0.54%
(g)
0.53% 0.53% 0.53%
(g)
Net investment income .................................................
6.59%
(g)
5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................ $ 44,207  $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate ................................................... 37% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration Bond Fund
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................
$ 9.10  $ 9.25  $ 10.00
Net investment income
(b)
...............................................................
0 .19  0 .32  0 .11
Net realized and unrealized gain (loss) ......................................................
0 .13  ( 0 .01 ) ( 0 .73 )
Net increase (decrease) from investment operations .............................................. 0.32  0.31  (0.62)
Distributions from net investment income
(c)
.................................................. (0.18) (0.46) (0.13)
Net asset value, end of period ............................................................ $ 9.24  $ 9.10  $ 9.25
Total Return
(d)
— — —
Based on net asset value ................................................................ 3.57%
(e)
3.40% (6.24)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................
1.09%
(g)
1.14% 1.31%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................
0.38%
(g)
0.39% 0.37%
(g) (h)
Net investment income .................................................................
4.13%
(g)
3.49% 1.24%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 205  $ 140  $ 93
Portfolio turnover rate
(i)
.................................................................. 58% 201% 178%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
49% 174% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.50% and 0.64%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration Bond Fund
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................
$ 9.10  $ 9.25  $ 10.00
Net investment income
(b)
...............................................................
0 .18  0 .30  0 .10
Net realized and unrealized gain (loss) ......................................................
0 .14  ( 0 .01 ) ( 0 .74 )
Net increase (decrease) from investment operations .............................................. 0.32  0.29  (0.64)
Distributions from net investment income
(c)
.................................................. (0.17) (0.44) (0.11)
Net asset value, end of period ............................................................ $ 9.25  $ 9.10  $ 9.25
Total Return
(d)
— — —
Based on net asset value ................................................................ 3.55%
(e)
3.14% (6.46)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................
1.97%
(g)
2.72% 1.48%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................
0.66%
(g)
0.65% 0.62%
(g) (h)
Net investment income .................................................................
3.88%
(g)
3.23% 1.08%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 109  $ 107  $ 110
Portfolio turnover rate
(i)
.................................................................. 58% 201% 178%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
49% 174% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 0.35%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration Bond Fund
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................
$ 9.10  $ 9.25  $ 10.00
Net investment income
(b)
...............................................................
0 .19  0 .32  0 .12
Net realized and unrealized gain (loss) ......................................................
0 .14  ( 0 .01 ) ( 0 .74 )
Net increase (decrease) from investment operations .............................................. 0.33  0.31  (0.62)
Distributions from net investment income
(c)
.................................................. (0.18) (0.46) (0.13)
Net asset value, end of period ............................................................ $ 9.25  $ 9.10  $ 9.25
Total Return
(d)
— — —
Based on net asset value ................................................................ 3.70%
(e)
3.44% (6.20)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................
1.10%
(g)
1.09% 1.04%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................
0.36%
(g)
0.35% 0.33%
(g) (h)
Net investment income .................................................................
4.18%
(g)
3.53% 1.28%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 46,113  $ 45,312  $ 46,074
Portfolio turnover rate
(i)
.................................................................. 58% 201% 178%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
49% 174% 167%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
..............................................................
0 .18  0 .30  0 .16
Net realized and unrealized gain (loss) .....................................................
0 .30  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................. 0.48  0.12  (1.60)
Distributions from net investment income
(c)
................................................. (0.17) (0.42) (0.17)
Net asset value, end of period ........................................................... $ 8.24  $ 7.93  $ 8.23
Total Return
(d)
— — —
Based on net asset value ............................................................... 6.15%
(e)
1.33% (16.16)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ......................................................................
1.62%
(h)
1.80% 1.58%
(h) (i)
Total expenses after fees waived and/or reimbursed .............................................
0.42%
(h)
0.43% 0.40%
(h) (i)
Net investment income ................................................................
4.29%
(h)
3.64% 1.80%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................... $ 513  $ 182  $ 82
Portfolio turnover rate
(j)
................................................................. 443% 704% 604%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
271% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
..............................................................
0 .16  0 .28  0 .13
Net realized and unrealized gain (loss) .....................................................
0 .31  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................. 0.47  0.10  (1.63)
Distributions from net investment income
(c)
................................................. (0.16) (0.40) (0.14)
Net asset value, end of period ........................................................... $ 8.24  $ 7.93  $ 8.23
Total Return
(d)
— — —
Based on net asset value ............................................................... 5.98%
(e)
1.06% (16.38)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ......................................................................
2.04%
(h)
2.05% 1.81%
(h) (i)
Total expenses after fees waived and/or reimbursed .............................................
0.76%
(h)
0.71% 0.70%
(h) (i)
Net investment income ................................................................
4.02%
(h)
3.42% 1.53%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................... $ 134  $ 128  $ 92
Portfolio turnover rate
(j)
................................................................. 443% 704% 604%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
271% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
..............................................................
0 .18  0 .31  0 .16
Net realized and unrealized gain (loss) .....................................................
0 .31  ( 0 .19 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................. 0.49  0.12  (1.60)
Distributions from net investment income
(c)
................................................. (0.18) (0.42) (0.17)
Net asset value, end of period ........................................................... $ 8.24  $ 7.93  $ 8.23
Total Return
(d)
— — —
Based on net asset value ............................................................... 6.17%
(e)
1.37% (16.12)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ......................................................................
1.67%
(h)
1.68% 1.30%
(h) (i)
Total expenses after fees waived and/or reimbursed .............................................
0.40%
(h)
0.39% 0.36%
(h) (i)
Net investment income ................................................................
4.38%
(h)
3.68% 1.84%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................... $ 41,042  $ 39,486  $ 40,982
Portfolio turnover rate
(j)
................................................................. 443% 704% 604%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
271% 434% 360%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”).Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the  Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the  Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the  Trust , on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended March 31, 2024, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2024, the Funds  did not pay any amounts to affiliates in return for these services.
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
First $1 billion ............................................................................. 0.500% 0.310% 0.390%
$1 billion - $3 billion ......................................................................... 0.470 0.290 0.370
$3 billion - $5 billion ......................................................................... 0.450 0.280 0.350
$5 billion - $10 billion ........................................................................ 0.440 0.270 0.340
Greater than $10 billion ....................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 124
Sustainable Low Duration Bond ................................................................................................ 136
Sustainable Total Return ..................................................................................................... 165
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 23 $ 10 $ 4,324 $ 4,357
Sustainable Low Duration Bond ................................................................. 19 11 4,586 4,616
Sustainable Total Return ...................................................................... 44 13 4,050 4,107

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
period ended March 31, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2024, Sustainable Total Return Fund waived $83 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the six months ended March 31, 2024, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 24 $ 21 $ 50 $ 95
Sustainable Low Duration Bond ................................................................. 8 17 61 86
Sustainable Total Return ...................................................................... 8 28 39 75
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 24 $ 37 $ 50 $ 111
Sustainable Low Duration Bond ................................................................. 10 334 61 405
Sustainable Total Return ...................................................................... 19 85 39 143
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 338
Sustainable Low Duration Bond ........................................................................................... 354
Sustainable Total Return ................................................................................................ 570
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 172,692
Sustainable Low Duration Bond ................................................................................................. 157,248
Sustainable Total Return ...................................................................................................... 246,413
Fund Name
Administration
fees waived
Sustainable High Yield Bond ................................................................................................... $ 9,257
Sustainable Low Duration Bond ................................................................................................. 9,810
Sustainable Total Return ...................................................................................................... 8,727

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of March 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable High Yield Bond
Investor A ..................................................................................... $ 5 $ 19
Class K ...................................................................................... 4,324 50
$ 4,329 $ 69
Sustainable Low Duration Bond
Investor A ..................................................................................... $ 11 $ 307
Class K ...................................................................................... 4,586 61
$ 4,597 $ 368
Sustainable Total Return
Investor A ..................................................................................... 7 20
Class K ...................................................................................... 4,050 39
$ 4,057 $ 59
Expiring September 30,
2024 2025 2026
Sustainable High Yield Bond .........................................................
Fund Level ................................................................... $ 419,665 $ 409,708 $ 181,949
Institutional ................................................................... 246 43 —
Investor A .................................................................... 246 41 24
Class K ...................................................................... 9,456 8,681 4,374
Sustainable Low Duration Bond
Fund Level ................................................................... 300,554 330,205 167,058
Institutional ................................................................... 229 10 —
Investor A .................................................................... 221 1,487 31 8
Class K ...................................................................... 9,414 9,333 4,647
Sustainable Total Return
Fund Level ................................................................... 381,248 523,479 255,140
Institutional ................................................................... 231 14 —
Investor A .................................................................... 187 27 27
Class K ...................................................................... 9,014 8,451 4,089

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in  Directors  and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2024, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of
Participating Funds. During the six months ended March 31, 2024, the Funds did not borrow under the credit agreement.
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 15,915,670 $ 16,372,215
Sustainable Low Duration Bond ............................................ 6,309,825 4,379,114 19,335,770 22,995,597
Sustainable Total Return ................................................. 17,324,311 17,765,874 176,528,154 177,398,774
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 4,168,275 $ 4,166,773
Sustainable Total Return ................................................................................. 75,125,255 75,113,060
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-Year
Ordinary Losses
Total
Sustainable High Yield Bond .............................................................. $ (4,188,151) $ — $ (4,188,151)
Sustainable Low Duration Bond ............................................................ (1,735,629) (390,499) (2,126,128)
Sustainable Total Return ................................................................. (5,592,301) (307,362) (5,899,663)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 46,240,078 $ 647,313 $ (1,242,348) $ (595,035)
Sustainable Low Duration Bond ........................................ 48,030,021 175,600 (1,289,846) (1,114,246)
Sustainable Total Return ............................................ 56,036,385 312,909 (2,576,932) (2,264,023)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
183 $ 1,624 15,390 $ 132,950
Shares issued in reinvestment of distributions .....................
514 4,480 201 1,720
697 $ 6,104 15,591 $ 134,670
Investor A
Shares sold ..........................................
610 $ 5,400 1,631 $ 14,027
Shares issued in reinvestment of distributions .....................
40 348 30 255
Shares redeemed ......................................
(1,381) (12,207) — —
(731) $ (6,459) 1,661 $ 14,282
(34) $ (355) 17,252 $ 148,952
Sustainable Low Duration Bond
Institutional
Shares sold ..........................................
9,004 $ 82,672 5,438 $ 49,487
Shares issued in reinvestment of distributions .....................
217 2,004 3 26
Shares redeemed ......................................
(2,437) (22,517) — —
6,784 $ 62,159 5,441 $ 49,513
Investor A
Shares sold ..........................................
— $ — 30 $ 271
Shares issued in reinvestment of distributions .....................
33 307 91 835
Shares redeemed ......................................
(30) (274) (212) (1,927)
3 $ 33 (91) $ (821)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of March 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 11, 2024, the 364-day credit agreement to which the Trust, on behalf of the Funds, and the Participating Funds are party, was amended to (i) decrease the aggregate commitment amount to $2.40 billion, and (ii) extend the termination date to April 2025.
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
7,505 $ 69,471 329 $ 3,000
Shares issued in reinvestment of distributions .....................
64 595 7 63
Shares redeemed ......................................
(117) (1,083) — —
7,452 $ 68,983 336 $ 3,063
14,239 $ 131,175 5,686 $ 51,755
Sustainable Total Return
Institutional
Shares sold ..........................................
41,494 $ 332,939 12,913 $ 103,566
Shares issued in reinvestment of distributions .....................
919 7,547 8 60
Shares redeemed ......................................
(3,109) (25,007) — —
39,304 $ 315,479 12,921 $ 103,626
Investor A
Shares sold ..........................................
— $ — 5,978 $ 50,290
Shares issued in reinvestment of distributions .....................
124 1,004 151 1,251
Shares redeemed ......................................
(37) (286) (1,118) (9,134)
87 $ 718 5,011 $ 42,407
39,391 $ 316,197 17,932 $ 146,033
Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000
Sustainable Low Duration Bond ........................................................................ 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) and BlackRock Bond Fund,
Inc. (the “Corporation”) have adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Sustainable High Yield Bond Fund, BlackRock
Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund (the “Funds”), each a series of the Trust or the Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors/Trustees (the “Board”), as applicable, of the Trust and the Corporation, on behalf of the Funds met on November 14-15, 2023 (the “Meeting”) to
review the Program. The Board previously appointed BlackRock Advisors, LLC ("BlackRock"), the investment adviser to each Fund, as the program administrator for each
Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
Proxy Results
BlackRock Funds V
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect Trustees to the Trust's Board.
Shareholders elected the Trustees* as follows:
* Denotes Trust-wide proposal and voting results.
Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester,
Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi's term as a Board Member of the Funds ended on
December 31, 2023.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Withheld
Lorenzo A. Flores 6,098,355,552 50,013,664
Stayce D. Harris 6,100,362,778 48,006,437
J. Phillip Holloman 6,094,339,498 54,029,718
Arthur P. Steinmetz 6,096,630,633 51,738,582

Additional Information
(continued)
2024
BlackRock Semi-Annual Report to Shareholders

Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
CNH Chinese Yuan Offshore
EUR Euro
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-03/24-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: May 22, 2024